UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
March 31, 2018
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 4.3%
Honeywell International, Inc.	10,121	$ 1,462,586
MTU Aero Engines Holding AG	2,578	433,943
United Technologies Corp.	5,076	638,662
		$ 2,535,191
Airlines – 1.1%
Aena S.A.	3,168	$ 637,918
Alcoholic Beverages – 6.3%
AmBev S.A.	47,168	$ 343,889
Carlsberg A.S., “B”	3,521	420,756
Diageo PLC	35,176	1,190,369
Heineken N.V.	5,743	616,903
Pernod Ricard S.A.	7,218	1,201,208
		$ 3,773,125
Apparel Manufacturers – 3.8%
Burberry Group PLC	15,595	$ 371,081
Compagnie Financiere Richemont S.A.	6,758	606,241
LVMH Moet Hennessy Louis Vuitton SE	4,267	1,313,632
		$ 2,290,954
Automotive – 0.9%
Aptiv PLC	3,889	$ 330,449
Harley-Davidson, Inc.	5,256	225,377
		$ 555,826
Broadcasting – 3.8%
Omnicom Group, Inc.	4,390	$ 319,021
Walt Disney Co.	10,761	1,080,835
WPP PLC	55,238	877,676
		$ 2,277,532
Brokerage & Asset Managers – 1.1%
Deutsche Boerse AG	1,951	$ 265,507
Franklin Resources, Inc.	11,758	407,768
		$ 673,275
Business Services – 6.2%
Accenture PLC, “A”	9,623	$ 1,477,131
Adecco S.A.	5,576	396,619
Brenntag AG	4,498	267,319
Cognizant Technology Solutions Corp., “A”	7,537	606,729
Compass Group PLC	29,731	607,127
PayPal Holdings, Inc. (a)	4,333	328,745
		$ 3,683,670
Cable TV – 2.5%
British Sky Broadcasting Group PLC	7,727	$ 140,662
Comcast Corp., “A”	40,005	1,366,971
		$ 1,507,633
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.7%
3M Co.	4,592	$ 1,008,036
Monsanto Co.	5,287	616,940
		$ 1,624,976
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	6,056	$ 601,603
Oracle Corp.	18,962	867,512
		$ 1,469,115
Consumer Products – 6.9%
Colgate-Palmolive Co.	9,119	$ 653,650
Coty, Inc., “A”	49,688	909,291
Essity AB	44,430	1,227,042
Reckitt Benckiser Group PLC	15,425	1,305,835
		$ 4,095,818
Electrical Equipment – 3.3%
Amphenol Corp., “A”	3,720	$ 320,404
Legrand S.A.	6,948	544,582
Schneider Electric S.A.	10,207	895,973
W.W. Grainger, Inc.	768	216,783
		$ 1,977,742
Electronics – 2.0%
Hoya Corp.	6,500	$ 324,068
Microchip Technology, Inc.	3,045	278,191
Samsung Electronics Co. Ltd.	250	577,212
		$ 1,179,471
Entertainment – 1.3%
Time Warner, Inc.	7,987	$ 755,410
Food & Beverages – 5.2%
Danone S.A.	13,627	$ 1,102,117
Kellogg Co.	8,708	566,107
Nestle S.A.	17,729	1,402,372
		$ 3,070,596
Gaming & Lodging – 0.5%
Sands China Ltd.	23,200	$ 125,976
Wynn Resorts Ltd.	975	177,801
		$ 303,777
Insurance – 0.5%
Aon PLC	2,117	$ 297,079
Internet – 0.9%
eBay, Inc. (a)	13,671	$ 550,121
Machinery & Tools – 0.9%
Kubota Corp.	31,100	$ 544,224
Major Banks – 6.7%
Bank of New York Mellon Corp.	19,151	$ 986,851
Erste Group Bank AG	6,092	305,833
Goldman Sachs Group, Inc.	2,530	637,206
State Street Corp.	12,050	1,201,746

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS AG	47,080	$ 827,101
		$ 3,958,737
Medical Equipment – 12.8%
Abbott Laboratories	13,409	$ 803,467
Cooper Cos., Inc.	2,369	542,051
Medtronic PLC	18,463	1,481,102
Sonova Holding AG	1,274	202,294
Stryker Corp.	7,843	1,262,096
Thermo Fisher Scientific, Inc.	8,564	1,768,124
Waters Corp. (a)	2,656	527,614
Zimmer Biomet Holdings, Inc.	9,529	1,039,042
		$ 7,625,790
Network & Telecom – 0.8%
Cisco Systems, Inc.	11,533	$ 494,650
Oil Services – 1.0%
National Oilwell Varco, Inc.	4,562	$ 167,927
NOW, Inc. (a)	2,711	27,707
Schlumberger Ltd.	6,590	426,900
		$ 622,534
Other Banks & Diversified Financials – 5.2%
American Express Co.	9,286	$ 866,198
Grupo Financiero Banorte S.A. de C.V.	31,356	191,672
Julius Baer Group Ltd.	6,044	371,364
Kasikornbank Co. Ltd.	21,500	145,763
Visa, Inc., “A”	12,805	1,531,734
		$ 3,106,731
Pharmaceuticals – 5.2%
Bayer AG	13,730	$ 1,550,707
Johnson & Johnson	1,820	233,233
Merck KGaA	4,478	429,225
Roche Holding AG	3,899	893,589
		$ 3,106,754
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 3.3%
Canadian National Railway Co.	14,159	$ 1,035,447
Kansas City Southern Co.	8,402	922,960
		$ 1,958,407
Restaurants – 0.6%
Whitbread PLC	6,461	$ 335,397
Specialty Chemicals – 4.2%
Akzo Nobel N.V.	9,535	$ 900,339
L'Air Liquide S.A.	4,598	562,819
Linde AG	3,601	758,118
Praxair, Inc.	1,829	263,925
		$ 2,485,201
Specialty Stores – 1.4%
AutoZone, Inc. (a)	485	$ 314,614
Hermes International	240	142,191
Sally Beauty Holdings, Inc. (a)	11,458	188,484
Urban Outfitters, Inc. (a)	5,707	210,931
		$ 856,220
Trucking – 1.6%
United Parcel Service, Inc., “B”	8,886	$ 930,009
Total Common Stocks		$59,283,883
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.71% (v)	337,783	$ 337,749
Other Assets, Less Liabilities – (0.1)%		(72,913)
Net Assets – 100.0%		$59,548,719

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $337,749 and $59,283,883, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,290,165	$—	$—	$32,290,165
France	5,762,522	—	—	5,762,522
United Kingdom	4,828,147	—	—	4,828,147
Switzerland	4,699,580	—	—	4,699,580
Germany	3,704,821	—	—	3,704,821
Netherlands	1,517,243	—	—	1,517,243
Sweden	1,227,042	—	—	1,227,042
Canada	1,035,448	—	—	1,035,448
Japan	868,293	—	—	868,293
Other Countries	2,803,890	546,732	—	3,350,622
Mutual Funds	337,749	—	—	337,749
Total	$59,074,900	$546,732	$—	$59,621,632
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $546,732 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,639,143 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	639,548	2,114,610	(2,416,375)	337,783
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(62)	$25	$—	$1,342	$337,749
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
United States	54.8%
France	9.6%
United Kingdom	8.1%
Switzerland	7.9%
Germany	6.2%
Netherlands	2.5%
Sweden	2.1%
Canada	1.7%
Japan	1.5%
Other Countries	5.6%
4

Quarterly Report
March 31, 2018
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 0.8%
FLIR Systems, Inc.	81,662	$ 4,083,917
Honeywell International, Inc.	62,650	9,053,551
		$ 13,137,468
Alcoholic Beverages – 1.9%
Constellation Brands, Inc., “A”	118,289	$ 26,960,429
Pernod Ricard S.A.	26,088	4,341,521
		$ 31,301,950
Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	283,962	$ 18,866,435
Biotechnology – 2.3%
Biogen, Inc. (a)	32,815	$ 8,985,403
Biomarin Pharmaceutical, Inc. (a)	42,046	3,408,669
Celgene Corp. (a)	37,464	3,342,164
Regeneron Pharmaceuticals, Inc. (a)	20,512	7,063,512
Vertex Pharmaceuticals, Inc. (a)	93,476	15,234,719
		$ 38,034,467
Broadcasting – 2.5%
Netflix, Inc. (a)	141,444	$ 41,775,485
Brokerage & Asset Managers – 2.5%
Blackstone Group LP	143,704	$ 4,591,343
Charles Schwab Corp.	386,596	20,188,043
Intercontinental Exchange, Inc.	228,481	16,569,442
		$ 41,348,828
Business Services – 7.7%
Cognizant Technology Solutions Corp., “A”	182,009	$ 14,651,725
Fidelity National Information Services, Inc.	171,605	16,525,561
Fiserv, Inc. (a)	439,098	31,312,078
FleetCor Technologies, Inc. (a)	63,893	12,938,333
Global Payments, Inc.	148,469	16,557,263
PayPal Holdings, Inc. (a)	154,759	11,741,565
Verisk Analytics, Inc., “A” (a)	149,674	15,566,096
Worldpay, Inc. (a)	82,047	6,747,545
		$ 126,040,166
Cable TV – 1.1%
Comcast Corp., “A”	527,354	$ 18,019,686
Chemicals – 0.6%
Monsanto Co.	81,043	$ 9,456,908
Computer Software – 13.1%
Adobe Systems, Inc. (a)	294,357	$ 63,604,661
Intuit, Inc.	125,008	21,670,137
Microsoft Corp.	990,538	90,406,403
PTC, Inc. (a)	46,940	3,661,789
Salesforce.com, Inc. (a)	308,806	35,914,138
		$ 215,257,128
Computer Software - Systems – 1.4%
Apple, Inc.	140,783	$ 23,620,572
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.6%
Sherwin-Williams Co.	63,018	$ 24,710,618
Vulcan Materials Co.	157,406	17,971,043
		$ 42,681,661
Consumer Products – 1.6%
Colgate-Palmolive Co.	184,947	$ 13,257,001
Estee Lauder Cos., Inc., “A”	85,009	12,727,548
		$ 25,984,549
Consumer Services – 1.4%
Bookings Holdings, Inc. (a)	11,431	$ 23,780,938
Electrical Equipment – 2.9%
AMETEK, Inc.	185,933	$ 14,125,330
Amphenol Corp., “A”	156,578	13,486,063
Fortive Corp.	152,691	11,836,606
TE Connectivity Ltd.	81,632	8,155,037
		$ 47,603,036
Electronics – 2.7%
Analog Devices, Inc.	112,092	$ 10,214,944
Broadcom Corp.	17,760	4,185,144
NVIDIA Corp.	129,119	29,902,669
		$ 44,302,757
Energy - Independent – 0.8%
Concho Resources, Inc. (a)	27,242	$ 4,095,290
Pioneer Natural Resources Co.	50,360	8,650,841
		$ 12,746,131
Entertainment – 0.4%
Six Flags Entertainment Corp.	97,497	$ 6,070,163
Food & Beverages – 0.7%
Monster Worldwide, Inc. (a)	195,869	$ 11,205,666
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	120,378	$ 16,369,000
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	90,216	$ 8,561,498
Insurance – 1.2%
Aon PLC	141,477	$ 19,853,467
Internet – 11.2%
Alibaba Group Holding Ltd., ADR (a)	63,359	$ 11,628,911
Alphabet, Inc., “A” (a)	63,502	65,860,464
Alphabet, Inc., “C” (a)	37,137	38,317,585
Dropbox, Inc. (a)	9,826	307,063
Facebook, Inc., “A” (a)	425,774	68,034,427
		$ 184,148,450
Leisure & Toys – 3.5%
Activision Blizzard, Inc.	427,770	$ 28,857,364
Electronic Arts, Inc. (a)	235,303	28,528,136
		$ 57,385,500

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.8%
Roper Technologies, Inc.	72,341	$ 20,305,395
Xylem, Inc.	124,145	9,549,234
		$ 29,854,629
Major Banks – 1.5%
Goldman Sachs Group, Inc.	37,255	$ 9,383,045
Morgan Stanley	299,620	16,167,495
		$ 25,550,540
Medical Equipment – 7.5%
Abbott Laboratories	217,893	$ 13,056,149
Cooper Cos., Inc.	7,301	1,670,542
Danaher Corp.	306,853	30,043,977
Edwards Lifesciences Corp. (a)	79,713	11,121,558
Medtronic PLC	242,161	19,426,155
Stryker Corp.	65,356	10,517,088
Thermo Fisher Scientific, Inc.	186,027	38,407,134
		$ 124,242,603
Other Banks & Diversified Financials – 7.4%
Mastercard, Inc., “A”	308,363	$ 54,012,863
Visa, Inc., “A”	564,206	67,490,322
		$ 121,503,185
Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co.	234,250	$ 14,816,313
Eli Lilly & Co.	75,833	5,867,199
Zoetis, Inc.	243,591	20,342,284
		$ 41,025,796
Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	79,109	$ 13,962,738
Union Pacific Corp.	125,227	16,834,266
		$ 30,797,004
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.5%
Aramark	250,242	$ 9,899,574
Starbucks Corp.	271,023	15,689,521
		$ 25,589,095
Specialty Chemicals – 0.1%
Univar, Inc. (a)	40,904	$ 1,135,086
Specialty Stores – 6.3%
Amazon.com, Inc. (a)	64,023	$ 92,663,049
Costco Wholesale Corp.	23,953	4,513,464
Lululemon Athletica, Inc. (a)	28,958	2,580,737
Ross Stores, Inc.	50,650	3,949,687
		$ 103,706,937
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	168,580	$ 24,501,417
Tobacco – 1.1%
Philip Morris International, Inc.	180,518	$ 17,943,489
Total Common Stocks		$1,623,401,690
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	23,861,055	$ 23,858,669
Other Assets, Less Liabilities – (0.1)%		(1,042,785)
Net Assets – 100.0%		$1,646,217,574

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,858,669 and $1,623,401,690, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,623,401,690	$—	$—	$1,623,401,690
Mutual Funds	23,858,669	—	—	23,858,669
Total	$1,647,260,359	$—	$—	$1,647,260,359
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,611,165	69,045,956	(62,796,066)	23,861,055
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,232)	$2,384	$—	$54,362	$23,858,669
4

Quarterly Report
March 31, 2018
MFS®  Investors Trust Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.1%
Honeywell International, Inc.	72,776	$ 10,516,860
United Technologies Corp.	62,071	7,809,773
		$ 18,326,633
Alcoholic Beverages – 2.2%
Diageo PLC	145,695	$ 4,930,374
Pernod Ricard S.A.	47,615	7,924,008
		$ 12,854,382
Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton SE	24,882	$ 7,660,136
NIKE, Inc., “B”	107,835	7,164,557
		$ 14,824,693
Biotechnology – 1.1%
Biogen, Inc. (a)	23,800	$ 6,516,916
Broadcasting – 0.6%
Walt Disney Co.	35,802	$ 3,595,953
Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	5,693	$ 3,084,012
Blackstone Group LP	149,849	4,787,676
NASDAQ, Inc.	98,964	8,532,676
		$ 16,404,364
Business Services – 9.4%
Accenture PLC, “A”	80,213	$ 12,312,696
Amdocs Ltd.	80,117	5,345,406
Cognizant Technology Solutions Corp., “A”	193,911	15,609,836
DXC Technology Co.	96,312	9,682,245
Fidelity National Information Services, Inc.	128,387	12,363,668
		$ 55,313,851
Cable TV – 2.0%
Comcast Corp., “A”	342,267	$ 11,695,263
Chemicals – 1.0%
PPG Industries, Inc.	53,230	$ 5,940,468
Computer Software – 1.2%
Adobe Systems, Inc. (a)	32,527	$ 7,028,434
Computer Software - Systems – 2.2%
Apple, Inc.	41,643	$ 6,986,862
Hewlett Packard Enterprise	361,459	6,339,991
		$ 13,326,853
Construction – 1.4%
Sherwin-Williams Co.	20,886	$ 8,189,818
Consumer Products – 4.4%
Colgate-Palmolive Co.	97,285	$ 6,973,389
Coty, Inc., “A”	237,747	4,350,770
Estee Lauder Cos., Inc., “A”	30,915	4,628,594
Kimberly-Clark Corp.	23,820	2,623,296
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Newell Brands, Inc.	285,421	$ 7,272,527
		$ 25,848,576
Containers – 1.5%
Crown Holdings, Inc. (a)	172,779	$ 8,768,534
Electrical Equipment – 1.7%
AMETEK, Inc.	82,238	$ 6,247,621
Fortive Corp.	48,906	3,791,193
		$ 10,038,814
Electronics – 3.4%
Broadcom Corp.	41,298	$ 9,731,874
Texas Instruments, Inc.	97,170	10,094,991
		$ 19,826,865
Energy - Independent – 1.8%
EOG Resources, Inc.	103,351	$ 10,879,760
Engineering - Construction – 0.6%
Fluor Corp.	65,891	$ 3,770,283
Food & Beverages – 3.0%
Danone S.A.	102,107	$ 8,258,155
Mondelez International, Inc.	223,881	9,342,554
		$ 17,600,709
General Merchandise – 0.6%
Dollar Tree, Inc. (a)	39,321	$ 3,731,563
Insurance – 1.1%
Chubb Ltd.	48,785	$ 6,672,325
Internet – 6.4%
Alphabet, Inc., “A” (a)	17,284	$ 17,925,928
Alphabet, Inc., “C” (a)	11,167	11,521,999
Facebook, Inc., “A” (a)	50,692	8,100,074
		$ 37,548,001
Major Banks – 10.9%
Bank of America Corp.	640,950	$ 19,222,090
Goldman Sachs Group, Inc.	50,416	12,697,774
JPMorgan Chase & Co.	218,974	24,080,571
Morgan Stanley	159,473	8,605,163
		$ 64,605,598
Medical & Health Technology & Services – 1.0%
McKesson Corp.	41,515	$ 5,848,218
Medical Equipment – 8.4%
Abbott Laboratories	88,878	$ 5,325,570
Danaher Corp.	135,145	13,232,047
Medtronic PLC	151,841	12,180,685
Stryker Corp.	23,332	3,754,586
Thermo Fisher Scientific, Inc.	72,977	15,066,831
		$ 49,559,719
Natural Gas - Pipeline – 1.4%
Enterprise Products Partners LP	329,417	$ 8,064,128

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.8%
Cisco Systems, Inc.	116,221	$ 4,984,719
Oil Services – 1.8%
Schlumberger Ltd.	166,858	$ 10,809,061
Other Banks & Diversified Financials – 5.9%
Mastercard, Inc., “A”	64,453	$ 11,289,587
U.S. Bancorp	127,096	6,418,348
Visa, Inc., “A”	142,501	17,045,970
		$ 34,753,905
Pharmaceuticals – 4.9%
Eli Lilly & Co.	100,386	$ 7,766,865
Johnson & Johnson	115,033	14,741,479
Zoetis, Inc.	76,111	6,356,029
		$ 28,864,373
Railroad & Shipping – 1.7%
Canadian National Railway Co.	139,790	$ 10,222,843
Restaurants – 2.3%
Aramark	110,489	$ 4,370,945
Starbucks Corp.	155,246	8,987,191
		$ 13,358,136
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.1%
Costco Wholesale Corp.	32,802	$ 6,180,881
Ross Stores, Inc.	85,635	6,677,817
Tractor Supply Co.	84,299	5,312,523
		$ 18,171,221
Telecommunications - Wireless – 2.7%
American Tower Corp., REIT	108,726	$ 15,802,237
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	44,935	$ 3,082,092
Total Common Stocks		$586,829,308
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	2,617,303	$ 2,617,041
Other Assets, Less Liabilities – 0.1%		826,940
Net Assets – 100.0%		$590,273,289

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,617,041 and $586,829,308, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$586,829,308	$—	$—	$586,829,308
Mutual Funds	2,617,041	—	—	2,617,041
Total	$589,446,349	$—	$—	$589,446,349
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $4,930,374 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,403,740	14,011,784	(15,798,221)	2,617,303
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$87	$228	$—	$9,822	$2,617,041
4

Quarterly Report
March 31, 2018
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 4.2%
Curtiss-Wright Corp.	13,085	$ 1,767,391
FLIR Systems, Inc.	63,379	3,169,584
Harris Corp.	41,198	6,644,413
Leidos Holdings, Inc.	58,400	3,819,360
TransDigm Group, Inc.	2,922	896,879
		$ 16,297,627
Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	20,464	$ 4,664,155
Automotive – 3.3%
CoPart, Inc. (a)	127,945	$ 6,516,239
LKQ Corp. (a)	34,869	1,323,278
WABCO Holdings, Inc. (a)	37,008	4,954,261
		$ 12,793,778
Biotechnology – 1.4%
Biomarin Pharmaceutical, Inc. (a)	39,066	$ 3,167,081
Bio-Techne Corp.	14,904	2,251,100
		$ 5,418,181
Broadcasting – 2.0%
Netflix, Inc. (a)	26,440	$ 7,809,054
Brokerage & Asset Managers – 3.9%
Apollo Global Management LLC, “A”	91,781	$ 2,718,553
E*TRADE Financial Corp. (a)	97,760	5,416,882
NASDAQ, Inc.	84,631	7,296,885
		$ 15,432,320
Business Services – 12.5%
CoStar Group, Inc. (a)	9,127	$ 3,310,180
Fidelity National Information Services, Inc.	40,004	3,852,385
Fiserv, Inc. (a)	88,028	6,277,277
FleetCor Technologies, Inc. (a)	19,895	4,028,738
Global Payments, Inc.	75,170	8,382,958
MSCI, Inc.	15,760	2,355,647
TransUnion (a)	85,607	4,860,766
Tyler Technologies, Inc. (a)	15,349	3,238,025
Verisk Analytics, Inc., “A” (a)	61,271	6,372,184
Worldpay, Inc. (a)	75,345	6,196,373
		$ 48,874,533
Chemicals – 0.7%
Ingevity Corp. (a)	37,751	$ 2,781,871
Computer Software – 4.4%
Autodesk, Inc. (a)	48,338	$ 6,070,286
Cadence Design Systems, Inc. (a)	159,634	5,869,742
PTC, Inc. (a)	67,953	5,301,014
		$ 17,241,042
Computer Software - Systems – 5.2%
Constellation Software, Inc.	1,876	$ 1,272,872
Guidewire Software, Inc. (a)	31,738	2,565,382
NICE Systems Ltd., ADR (a)	29,629	2,783,052
ServiceNow, Inc. (a)	27,877	4,612,250
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Square, Inc., “A” (a)	39,288	$ 1,932,970
SS&C Technologies Holdings, Inc.	133,798	7,176,925
		$ 20,343,451
Construction – 5.9%
Armstrong World Industries, Inc. (a)	33,998	$ 1,914,088
Lennox International, Inc.	21,249	4,342,658
Pool Corp.	32,596	4,766,187
Siteone Landscape Supply, Inc. (a)	92,708	7,142,224
Vulcan Materials Co.	43,105	4,921,298
		$ 23,086,455
Consumer Products – 0.6%
Scotts Miracle-Gro Co.	26,805	$ 2,298,529
Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc. (a)	117,005	$ 11,667,739
Containers – 0.7%
CCL Industries, Inc.	51,380	$ 2,593,826
Electrical Equipment – 6.0%
AMETEK, Inc.	114,658	$ 8,710,568
Amphenol Corp., “A”	70,480	6,070,442
Littlefuse, Inc.	20,310	4,228,136
Mettler-Toledo International, Inc. (a)	7,884	4,533,537
		$ 23,542,683
Electronics – 4.6%
Mercury Systems, Inc. (a)	1,917	$ 92,630
Monolithic Power Systems, Inc.	47,296	5,475,458
NVIDIA Corp.	31,075	7,196,659
Silicon Laboratories, Inc. (a)	56,550	5,083,845
		$ 17,848,592
Energy - Independent – 1.1%
Energen Corp. (a)	28,420	$ 1,786,481
Parsley Energy, Inc., “A” (a)	35,419	1,026,797
RSP Permian, Inc. (a)	29,475	1,381,788
		$ 4,195,066
Entertainment – 1.2%
Six Flags Entertainment Corp.	74,146	$ 4,616,330
Food & Beverages – 2.4%
Blue Buffalo Pet Products, Inc. (a)	112,210	$ 4,467,080
Chr. Hansen Holding A.S.	34,078	2,944,419
Monster Worldwide, Inc. (a)	34,632	1,981,297
		$ 9,392,796
Gaming & Lodging – 2.7%
MGM Mirage	138,757	$ 4,859,270
Paddy Power Betfair PLC	14,259	1,460,393
Vail Resorts, Inc.	18,577	4,118,521
		$ 10,438,184

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.7%
Dollar Tree, Inc. (a)	31,737	$ 3,011,841
Five Below, Inc. (a)	49,170	3,606,128
		$ 6,617,969
Insurance – 1.1%
Aon PLC	31,137	$ 4,369,455
Internet – 2.1%
Dropbox, Inc. (a)	33,784	$ 1,055,750
LogMeIn, Inc.	45,124	5,214,078
Match Group, Inc. (a)(l)	23,136	1,028,164
Wix.com Ltd. (a)	14,318	1,138,997
		$ 8,436,989
Leisure & Toys – 3.2%
Electronic Arts, Inc. (a)	49,488	$ 5,999,925
Take-Two Interactive Software, Inc. (a)	67,190	6,569,838
		$ 12,569,763
Machinery & Tools – 3.9%
Colfax Corp. (a)	55,439	$ 1,768,504
Gardner Denver Holdings, Inc. (a)	56,194	1,724,032
Roper Technologies, Inc.	26,113	7,329,658
SPX FLOW, Inc. (a)	24,658	1,212,927
Xylem, Inc.	41,213	3,170,104
		$ 15,205,225
Medical & Health Technology & Services – 1.0%
Henry Schein, Inc. (a)	14,610	$ 981,938
ICON PLC (a)	25,386	2,999,102
		$ 3,981,040
Medical Equipment – 7.9%
Abiomed, Inc. (a)	3,362	$ 978,309
Align Technology, Inc. (a)	16,124	4,049,220
Cooper Cos., Inc.	15,004	3,433,065
DexCom, Inc. (a)	15,166	1,124,711
Edwards Lifesciences Corp. (a)	21,810	3,042,931
Integra LifeSciences Holdings Corp. (a)	11,191	619,310
Nevro Corp. (a)	7,769	673,339
PerkinElmer, Inc.	124,631	9,437,059
QIAGEN N.V. (a)	73,023	2,359,373
Steris PLC	57,892	5,404,797
		$ 31,122,114
Other Banks & Diversified Financials – 0.7%
First Republic Bank	29,387	$ 2,721,530
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.5%
Clean Harbors, Inc. (a)	41,185	$ 2,010,240
Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	53,439	$ 2,577,897
Railroad & Shipping – 1.4%
Kansas City Southern Co.	50,574	$ 5,555,554
Real Estate – 0.7%
Extra Space Storage, Inc., REIT	33,537	$ 2,929,792
Restaurants – 1.4%
Aramark	69,554	$ 2,751,556
Domino's Pizza, Inc.	6,322	1,476,566
Dunkin Brands Group, Inc.	22,675	1,353,471
		$ 5,581,593
Specialty Chemicals – 1.3%
Axalta Coating Systems Ltd. (a)	86,812	$ 2,620,854
Univar, Inc. (a)	86,137	2,390,302
		$ 5,011,156
Specialty Stores – 2.0%
Lululemon Athletica, Inc. (a)	20,598	$ 1,835,694
O'Reilly Automotive, Inc. (a)	8,533	2,110,894
Ross Stores, Inc.	32,749	2,553,767
Tractor Supply Co.	19,925	1,255,673
		$ 7,756,028
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT (a)	36,345	$ 6,212,087
Total Common Stocks		$383,994,644
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.71% (v)	7,448,900	$ 7,448,156
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	797,651	$ 797,651
Other Assets, Less Liabilities – (0.2)%		(849,861)
Net Assets – 100.0%		$391,390,590

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,448,156 and $384,792,295, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$369,441,712	$—	$—	$369,441,712
Israel	3,922,049	—	—	3,922,049
Canada	3,866,698	—	—	3,866,698
Denmark	—	2,944,419	—	2,944,419
Germany	2,359,373	—	—	2,359,373
Ireland	1,460,393	—	—	1,460,393
Mutual Funds	8,245,807	—	—	8,245,807
Total	$389,296,032	$2,944,419	$—	$392,240,451
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $2,944,419 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At March 31, 2018, the value of securities loaned was $904,754. These loans were collateralized by cash of $797,651 and U.S. Treasury Obligations of $102,715.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,538,996	31,310,484	(27,400,580)	7,448,900
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(576)	$1,028	$—	$15,447	$7,448,156
5

Quarterly Report
March 31, 2018
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 3.9%
CACI International, Inc., “A” (a)	54,953	$ 8,317,136
Curtiss-Wright Corp.	68,033	9,189,217
FLIR Systems, Inc.	153,896	7,696,339
HEICO Corp.	39,276	3,409,550
		$ 28,612,242
Automotive – 2.3%
Kar Auction Services, Inc.	206,812	$ 11,209,211
WABCO Holdings, Inc. (a)	45,351	6,071,138
		$ 17,280,349
Biotechnology – 5.0%
ACADIA Pharmaceuticals, Inc. (a)	96,984	$ 2,179,231
Aimmune Therapeutics, Inc. (a)	87,680	2,790,854
Alder Biopharmaceuticals, Inc. (a)	261,602	3,322,345
Amicus Therapeutics, Inc. (a)	300,900	4,525,536
Bio-Techne Corp.	44,913	6,783,660
Exact Sciences Corp. (a)	64,842	2,615,078
Immunomedics, Inc (a)	216,556	3,163,883
MiMedx Group, Inc. (a)(l)	217,293	1,514,532
Neurocrine Biosciences, Inc. (a)	47,688	3,954,766
Spark Therapeutics, Inc. (a)	52,541	3,498,705
Tesaro, Inc. (a)	30,101	1,719,971
VTV Therapeutics, Inc. (a)(l)	178,653	727,118
		$ 36,795,679
Brokerage & Asset Managers – 1.8%
Hamilton Lane, Inc.,“A”	97,448	$ 3,627,989
TMX Group Ltd.	71,522	4,149,703
WisdomTree Investments, Inc.	574,706	5,270,054
		$ 13,047,746
Business Services – 5.1%
CoStar Group, Inc. (a)	9,055	$ 3,284,067
Global Payments, Inc.	64,997	7,248,466
WNS (Holdings) Ltd., ADR (a)	190,223	8,622,809
Yext, Inc. (a)(l)	786,626	9,950,819
Zendesk, Inc. (a)	182,274	8,725,456
		$ 37,831,617
Chemicals – 1.2%
Ingevity Corp. (a)	119,411	$ 8,799,397
Computer Software – 6.8%
8x8, Inc. (a)	345,571	$ 6,444,899
Cadence Design Systems, Inc. (a)	133,824	4,920,709
Everbridge, Inc. (a)	103,874	3,801,788
Okta, Inc. (a)	76,251	3,038,602
Paylocity Holding Corp. (a)	151,148	7,743,312
RingCentral, Inc. (a)	93,445	5,933,758
SendGrid, Inc. (a)	166,739	4,692,035
Twilio, Inc., “A” (a)	187,287	7,150,618
Ultimate Software Group, Inc. (a)	27,618	6,730,507
		$ 50,456,228
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 10.2%
Box, Inc. (a)	438,847	$ 9,018,306
Five9, Inc. (a)	193,889	5,775,953
ForeScout Tech, Inc. (a)	172,156	5,584,741
Kinaxis, Inc. (a)	48,775	3,136,198
New Relic, Inc. (a)	75,440	5,591,613
NICE Systems Ltd., ADR (a)	117,084	10,997,700
Proofpoint, Inc. (a)	47,948	5,449,290
Q2 Holdings, Inc. (a)	162,056	7,381,651
Rapid7, Inc. (a)	315,818	8,075,466
RealPage, Inc (a)	92,762	4,777,243
SS&C Technologies Holdings, Inc.	184,975	9,922,059
		$ 75,710,220
Construction – 4.9%
Foundation Building Materials, Inc. (a)	411,785	$ 6,139,715
GMS, Inc. (a)	246,059	7,519,563
Lennox International, Inc.	29,306	5,989,267
Siteone Landscape Supply, Inc. (a)	50,669	3,903,540
Summit Materials, Inc., “A” (a)	261,372	7,914,344
Trex Co., Inc. (a)	40,455	4,400,290
		$ 35,866,719
Consumer Products – 0.8%
E.L.F. Beauty, Inc. (a)(l)	289,408	$ 5,605,833
Consumer Services – 2.9%
51job, Inc., ADR (a)	91,196	$ 7,846,504
Bright Horizons Family Solutions, Inc. (a)	138,013	13,762,656
		$ 21,609,160
Containers – 1.7%
Berry Global Group, Inc. (a)	227,619	$ 12,475,797
Electrical Equipment – 2.6%
CTS Corp.	200,603	$ 5,456,401
Littlefuse, Inc.	44,472	9,258,181
WESCO International, Inc. (a)	76,733	4,761,283
		$ 19,475,865
Electronics – 4.2%
Brooks Automation, Inc.	230,744	$ 6,248,547
Inphi Corp. (a)	216,229	6,508,493
MACOM Technology Solutions Holdings, Inc. (a)	120,135	1,994,241
Monolithic Power Systems, Inc.	64,923	7,516,136
Silicon Laboratories, Inc. (a)	97,937	8,804,536
		$ 31,071,953
Entertainment – 0.9%
Live Nation, Inc. (a)	157,391	$ 6,632,457
Food & Beverages – 0.4%
Flex Pharma, Inc. (a)	147,352	$ 736,760
Greencore Group PLC	1,335,348	2,483,317
		$ 3,220,077

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.6%
Dropbox, Inc. (a)	140,034	$ 4,376,063
GrubHub, Inc. (a)	44,149	4,479,799
LogMeIn, Inc.	91,068	10,522,907
		$ 19,378,769
Machinery & Tools – 2.2%
Gardner Denver Holdings, Inc. (a)	106,587	$ 3,270,089
Gates Industrial Corp. PLC (a)	430,129	7,531,559
Ritchie Bros. Auctioneers, Inc.	161,651	5,087,157
		$ 15,888,805
Medical & Health Technology & Services – 5.8%
Capital Senior Living Corp. (a)	190,759	$ 2,050,659
Charles River Laboratories International, Inc. (a)	48,137	5,138,143
ICON PLC (a)	93,231	11,014,310
Medidata Solutions, Inc. (a)	87,227	5,478,728
OptiNose, Inc. (a)(l)	274,435	5,494,189
Syneos Health, Inc. (a)	189,265	6,718,908
Teladoc, Inc. (a)	182,499	7,354,710
		$ 43,249,647
Medical Equipment – 10.5%
DexCom, Inc. (a)	106,977	$ 7,933,414
iRhythm Technologies, Inc. (a)	71,830	4,521,699
Masimo Corp. (a)	43,471	3,823,274
Merit Medical Systems, Inc. (a)	177,881	8,066,903
Nevro Corp. (a)	92,598	8,025,469
NuVasive, Inc. (a)	125,586	6,556,845
NxStage Medical, Inc. (a)	119,961	2,982,231
Obalon Therapeutics, Inc. (a)(l)	124,687	427,676
PerkinElmer, Inc.	124,461	9,424,187
Quidel Corp. (a)	106,751	5,530,769
Steris PLC	107,505	10,036,667
Tactile Systems Technology, Inc. (a)	119,108	3,787,634
West Pharmaceutical Services, Inc.	72,688	6,417,624
		$ 77,534,392
Network & Telecom – 2.0%
Interxion Holding N.V. (a)	119,339	$ 7,412,146
Switch, Inc.	448,097	7,129,223
		$ 14,541,369
Oil Services – 0.6%
Liberty Oilfield Services, Inc. (a)(l)	261,481	$ 4,416,414
Other Banks & Diversified Financials – 3.5%
Bank of the Ozarks, Inc.	164,112	$ 7,921,686
Pinnacle Financial Partners, Inc.	103,111	6,619,726
Preferred Bank	71,400	4,583,880
Wintrust Financial Corp.	77,114	6,635,660
		$ 25,760,952
Pharmaceuticals – 1.2%
Aratana Therapeutics, Inc. (a)	397,915	$ 1,754,805
Collegium Pharmaceutical, Inc. (a)	163,786	4,184,732
PetIQ, Inc. (a)	120,496	3,205,194
		$ 9,144,731
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 1.3%
Clean Harbors, Inc. (a)	73,449	$ 3,585,045
Evoqua Water Technologies LLC (a)	293,220	6,242,654
		$ 9,827,699
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	624,779	$ 2,505,364
Real Estate – 2.3%
Big Yellow Group PLC, REIT	302,706	$ 3,622,663
Life Storage, Inc., REIT	64,533	5,389,796
STAG Industrial, Inc., REIT	319,598	7,644,784
		$ 16,657,243
Restaurants – 4.9%
Dave & Buster's, Inc. (a)	173,522	$ 7,242,808
Performance Food Group Co. (a)	373,977	11,163,213
U.S. Foods Holding Corp. (a)	435,093	14,257,998
Zoe's Kitchen, Inc. (a)	268,274	3,873,877
		$ 36,537,896
Special Products & Services – 0.9%
Boyd Group Income Fund, IEU	84,029	$ 6,794,847
Specialty Chemicals – 4.2%
Axalta Coating Systems Ltd. (a)	157,229	$ 4,746,744
Ferro Corp. (a)	300,201	6,970,667
Ferroglobe PLC (a)	310,359	3,330,152
RPM International, Inc.	139,393	6,644,864
Univar, Inc. (a)	338,255	9,386,576
		$ 31,079,003
Specialty Stores – 0.5%
Michaels Co., Inc. (a)	185,961	$ 3,665,291
Total Common Stocks		$721,473,761
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.71% (v)	8,786,717	$ 8,785,838
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	5,105,457	$ 5,105,457
Other Assets, Less Liabilities – 0.6%		4,176,531
Net Assets – 100.0%		$739,541,587

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,785,838 and $726,579,218, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$721,473,761	$—	$—	$721,473,761
Mutual Funds	13,891,295	—	—	13,891,295
Total	$735,365,056	$—	$—	$735,365,056
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,472,065	72,536,028	(98,221,376)	8,786,717
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,295)	$877	$—	$59,435	$8,785,838
5

Quarterly Report

March 31, 2018

MFS® Total Return Bond Series

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.7%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,044,250

Asset-Backed & Securitized – 18.7%
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 3.394% (LIBOR-3mo. + 1.65%), 1/21/2027 (n)	$9,218,037	$9,242,419
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.144% (LIBOR-3mo. + 2.4%), 1/21/2027 (n)	8,514,497	8,504,799
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	4,010,000	4,006,407
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.384% (LIBOR-3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,747,421
Ameriquest Mortgage Securities, Inc., “M1”, FLR, 2.341% (LIBOR-1mo. + 0.47%), 10/25/2035	642,851	643,100
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,628,847	1,625,506
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.094% (LIBOR-3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,422,704
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (LIBOR-3mo. + 2.25%), 1/18/2025 (n)	3,228,778	3,222,343
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.931% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	3,680,000	3,674,134
Ballyrock Ltd., CLO, FLR, 3.064% (LIBOR-3mo. + 1.18%), 5/20/2025 (z)	1,474,922	1,475,528
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.626% (LIBOR+ 0.85%), 1/15/2033 (z)	6,189,179	6,189,179
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.026% (LIBOR-1mo. + 1.25%), 1/15/2033 (z)	3,713,508	3,713,389
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.70%), 1/15/2033 (z)	990,269	990,237
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	162,696	16
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	93,473	83,805
Bear Stearns Cos., Inc., “A2”, FLR, 2.321% (LIBOR-1mo. + 0.45%), 12/25/2042	543,809	538,867
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	10,399,436	10,426,635
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.071% (LIBOR-3mo. + 1.35%), 10/15/2026 (z)	3,800,000	3,796,690

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.621% (LIBOR-3mo. + 1.9%), 10/15/2026 (z)	$3,750,000	$3,748,967
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.621% (LIBOR-3mo. + 1.9%), 10/15/2026 (z)	2,670,000	2,655,768
Cent CLO LP, 2014-16AR, “A1AR”, FLR, 3.023% (LIBOR-3mo. + 1.25%), 8/01/2024 (n)	2,664,274	2,664,631
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	5,974,147	5,967,169
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	4,640,327	4,625,431
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	6,670,000	6,588,627
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,172,122
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	7,691,953
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	4,568,917	4,527,568
Commercial Mortgage Asset Trust, 1.454%, 1/17/2032 (i)(z)	12,944	4
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,549,897
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	3,940,711
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	8,826,736
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,241,112
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	5,290,000	5,254,870
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,148,420
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,962,897
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,265,537
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	10,486,481	10,461,783
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	12,880,193
Credit-Based Asset Servicing & Securitization LLC, 3.794%, 12/25/2035	3,917	3,902
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,691,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.121% (LIBOR-3mo. + 2.4%), 7/15/2026 (n)	$3,135,000	$3,130,213
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	4,567,000	4,563,404
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.971% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	4,129,934	4,122,752
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 2.891% (LIBOR-3mo. + 1.16%), 1/17/2026 (n)	6,322,926	6,319,904
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.121% (U.S. LIBOR-3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,673,482
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.621% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,969,707
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	4,559,000	4,542,636
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	10,726,000	10,663,111
Galaxy CLO Ltd., 2013-16A, “CR”, FLR, 4.1% (LIBOR-3mo. + 2.25%), 11/16/2025 (n)	5,120,000	5,115,581
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.346% (LIBOR-1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,956,854
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	3,932,000	3,859,701
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,875,383
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	16,765,206	16,632,099
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	14,970,000	14,727,473
Invitation Homes Trust 2018-SFR1, “A”, FLR, 2.508% (LIBOR-1mo. + 0.7%), 3/17/2037 (z)	10,111,388	10,143,066
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,358,061
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,047,397
JPMorgan Chase Commercial Mortgage Securities Corp., 5.747%, 7/15/2042 (n)(q)	33,730	23,274
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,454,720
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	491,408	506,255
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 5.947%, 6/15/2049	4,982,938	5,052,002

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Mortgage Trust, “A1”, 3.373%, 10/25/2033	$192,671	$194,719
Lehman Brothers Commercial Conduit Mortgage Trust, 0.63%, 2/18/2030 (i)	4,145	0
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.251% (LIBOR-3mo. + 1.53%), 10/15/2027 (n)	3,000,000	2,999,963
Merrill Lynch Mortgage Investors Inc., “A”, 3.35%, 5/25/2036	430,466	434,587
Merrill Lynch Mortgage Investors Inc., “A5”, 3.371%, 4/25/2035	243,963	234,791
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,007,501
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	14,115,000	14,089,109
Morgan Stanley Capital I, Inc., 1.299%, 11/15/2030 (i)(n)	26,495	2
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,578,095
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	3,250,000	3,254,760
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.294% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,450,000	1,455,539
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.071% (LIBOR-3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,274,160
Parallel Ltd., 2015-1A, “C1R”, FLR, 3.494% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,666,115
Parallel Ltd., 2015-1A, “C2R”, FLR, 3.494% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,795,040
Preferred Term Securities XIX Ltd., CDO, FLR, 2.474% (LIBOR-3mo. + 0.35%), 12/22/2035 (z)	302,932	277,940
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.224% (LIBOR-3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,916,018
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	46,801	44,360
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.981% (LIBOR-3mo. + 2.25%), 7/17/2026 (n)	4,768,394	4,795,641
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	3,040,000	2,994,537
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.884% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	6,005,000	6,039,463
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	10,710,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	$13,071,416	$13,237,654
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.084% (LIBOR-3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,165,973
West CLO Ltd., 2014-1A, “CR”, FLR, 4.734% (LIBOR-3mo. + 3%), 7/18/2026 (n)	1,680,000	1,679,778

		$444,756,478

Automotive – 0.5%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,476,144
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,890,498
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,478,839

		$10,845,481

Broadcasting – 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$2,105,000	$2,033,855

Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$8,968,196
Charles Schwab Corp., 3.2%, 1/25/2028	5,189,000	4,975,772
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,273,615
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	7,973,000	7,616,790
Raymond James Financial, 3.625%, 9/15/2026	1,278,000	1,251,745
Raymond James Financial, 4.95%, 7/15/2046	8,424,000	9,093,455
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,136,362
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,756,549
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	2,957,733

		$46,030,217

Building – 1.3%
CRH America Finance, Inc., 3.95%, 4/04/2028 (z)	$5,201,000	$5,180,936
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,344,675
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,524,699
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	8,330,000	8,522,082
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,266,252
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,678,063

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
Standard Industries, Inc., 6%, 10/15/2025 (n)	$2,645,000	$2,711,125

		$30,227,832

Business Services – 0.4%
Equinix, Inc., 5.375%, 5/15/2027	$2,426,000	$2,462,390
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,337,633

		$9,800,023

Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$3,922,975
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	7,840,082
Comcast Corp., 3.15%, 2/15/2028	9,456,000	9,022,682
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	7,354,000	7,049,519
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,628,750
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,217,785
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	377,081
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,734,075

		$45,792,949

Computer Software – 0.6%
Microsoft Corp., 2%, 8/08/2023	$8,215,000	$7,785,196
Microsoft Corp., 4.1%, 2/06/2037	7,039,000	7,431,697

		$15,216,893

Computer Software – Systems – 0.8%
Apple, Inc., 4.25%, 2/09/2047	$1,299,000	$1,349,480
Apple, Inc., 3.35%, 2/09/2027	5,140,000	5,074,490
Apple, Inc., 2.9%, 9/12/2027	6,893,000	6,556,727
Apple, Inc., 4.375%, 5/13/2045	4,792,000	5,047,501

		$18,028,198

Conglomerates – 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$2,368,656
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,344,796

		$4,713,452

Consumer Products – 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$6,809,655
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	19,110,000	18,212,824

		$25,022,479

Consumer Services – 0.2%
Alibaba Group Holding Ltd., 4.2%, 12/06/2047	$223,000	$213,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Services – continued
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$1,666,969
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,580,965

		$5,461,466

Containers – 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$2,905,000	$2,937,768
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,030,234

		$9,968,002

Emerging Market Quasi-Sovereign – 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$15,191,000	$14,785,458

Emerging Market Sovereign – 0.4%
Republic of Argentina, 6.875%, 1/11/2048	$9,814,000	$8,955,275

Energy – Integrated – 0.1%
Shell International Finance B.V., 3.75%, 9/12/2046	$2,634,000	$2,535,021

Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$6,621,000	$6,447,199

Food & Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,003,457
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	8,386,000	9,028,910
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,439,308
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,090,337
Kraft Heinz Foods Co., 5.2%, 7/15/2045	1,140,000	1,156,750
Kraft Heinz Foods Co., 4.375%, 6/01/2046	4,849,000	4,417,975
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,395,074

		$37,531,811

Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,496,601

Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,506,470

Insurance – 1.4%
American International Group, Inc., 4.5%, 7/16/2044	$2,465,000	$2,414,638
American International Group, Inc., 3.75%, 7/10/2025	12,804,000	12,600,950
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,057,487
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,865,136

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – continued
Lincoln National Corp., 4.35%, 3/01/2048	$1,276,000	$1,252,332
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,768,047
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	1,643,000	1,603,753
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,649,274

		$32,211,617

Insurance – Health – 0.4%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$8,997,000	$8,654,342

Insurance – Property & Casualty – 1.0%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,774,432
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,743,690
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,483,272
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,949,000	10,027,324
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	945,123

		$23,973,841

Major Banks – 8.3%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,139,300
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	11,130,000	10,913,289
Bank of America Corp., 5.875%, to 3/15/2028, FLR to 12/31/2059	6,088,000	6,126,406
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,161,276
Bank of America Corp., 4.443% to 1/20/2047, FLR to 1/20/2048	13,670,000	14,244,803
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	8,376,000	8,017,625
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	8,260,000	8,693,650
Bank of America Corp., 6.5% to 10/23/2024, FLR to 10/29/2049	4,004,000	4,304,700
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	12,874,000	12,633,428
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,063,264
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,274,935
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	11,891,934
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,220,046
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,424,997
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	984,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 3.509%, to 1/23/2028, FLR to 1/23/2029	$2,455,000	$2,381,363
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	360,428
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,642,752
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	15,178,477
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,679,840
Morgan Stanley, 3.125%, 7/27/2026	483,000	456,790
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	9,776,442
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,537,444
PNC Bank N.A., 3.1%, 10/25/2027	10,280,000	9,795,824
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,583,044
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR to 12/29/2049	5,177,000	5,384,080
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	1,662,000	1,821,968
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,489,058
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	4,860,137
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,323,652
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,017,525
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,488,561

		$197,871,422

Medical & Health Technology & Services – 2.4%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,521,438
CVS Health Corp., 4.78%, 3/25/2038	9,991,000	10,109,420
CVS Health Corp., 5.125%, 7/20/2045	4,194,000	4,471,182
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,766,018
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,339,523
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,531,939
Life Technologies Corp., 5%, 1/15/2021	13,872,000	14,424,766
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,433,784
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,396,703
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,773,029

		$56,767,802

Medical Equipment – 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$3,834,000	$3,804,783
Medtronic, Inc., 4.625%, 3/15/2045	7,021,000	7,676,491
Zimmer Holdings, Inc., 2.7%, 4/01/2020	5,792,000	5,728,453

		$17,209,727

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – 1.8%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$4,000,000	$3,865,600
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,308,228
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	4,000,000	3,801,160
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,121,699
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,527,683
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	6,753,143
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	6,903,683
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	5,958,997

		$43,240,193

Midstream – 1.9%
Enbridge, Inc., 4.25%, 12/01/2026	$4,350,000	$4,368,587
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,372,017
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,507,848
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	124,652
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	2,808,335
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,210,524
MPLX LP, 4.7%, 4/15/2048	5,104,000	4,995,769
Phillips 66 Partners LP, 4.68%, 2/15/2045	1,285,000	1,251,259
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	8,693,777
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,460,343
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,801,838

		$44,594,949

Mortgage-Backed – 15.9%
Fannie Mae, 3.843%, 6/01/2018	$434,874	$434,244
Fannie Mae, 5.286%, 6/01/2018	9,889	9,913
Fannie Mae, 2.578%, 9/25/2018	1,041,618	1,039,347
Fannie Mae, 5.5%, 11/01/2018 - 4/01/2040	11,201,927	12,278,358
Fannie Mae, 5.18%, 3/01/2019	116,475	117,739
Fannie Mae, 5.51%, 3/01/2019	175,298	177,345
Fannie Mae, 4.6%, 9/01/2019	692,951	710,340
Fannie Mae, 1.99%, 10/01/2019	2,518,615	2,514,384
Fannie Mae, 4.45%, 10/01/2019	482,061	494,394
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	8,349,074	9,007,645
Fannie Mae, 5.19%, 9/01/2020	146,922	151,171
Fannie Mae, 3.416%, 10/01/2020	1,225,186	1,237,142
Fannie Mae, 2.14%, 5/01/2021	909,492	886,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.89%, 7/01/2021	$1,122,187	$1,155,304
Fannie Mae, 2.56%, 10/01/2021	799,968	785,117
Fannie Mae, 2.64%, 11/01/2021	1,188,482	1,179,929
Fannie Mae, 2.75%, 3/01/2022	1,124,718	1,122,349
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,762,900	3,088,669
Fannie Mae, 2.525%, 10/01/2022	1,798,027	1,772,532
Fannie Mae, 2.68%, 3/01/2023	1,727,592	1,709,261
Fannie Mae, 2.41%, 5/01/2023	2,012,824	1,966,224
Fannie Mae, 2.55%, 5/01/2023	1,032,153	1,014,773
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	29,971,802	31,684,726
Fannie Mae, 4%, 3/01/2025 - 5/01/2044	60,225,276	62,230,215
Fannie Mae, 4.5%, 5/01/2025	68,001	70,910
Fannie Mae, 2.597%, 12/25/2026	6,265,000	5,980,790
Fannie Mae, 3.95%, 1/01/2027	356,377	368,852
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	16,855,330	16,515,250
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	5,749	6,429
Fannie Mae, 3.5%, 11/01/2041 - 12/01/2046	32,737,039	32,894,808
Federal Home Loan Bank, 5%, 7/01/2035	2,289,822	2,468,375
Freddie Mac, 5%, 7/01/2018 - 7/01/2041	3,255,715	3,524,088
Freddie Mac, 2.323%, 10/25/2018	1,157,634	1,155,774
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,196,813
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,167,532
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	500,798	551,930
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,130,993
Freddie Mac, 1.869%, 11/25/2019	5,910,218	5,850,596
Freddie Mac, 4.251%, 1/25/2020	807,000	826,738
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,618,535
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,334,457
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,428,475
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,468,739
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,029,769
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,182,847
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,253,610
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,468,555
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,176,880
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,722,821
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,110,860
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,559,996
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,318,221	5,492,982
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	7,302,478	7,719,887
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,525,300
Freddie Mac, 2.673%, 3/25/2026	4,000,000	3,880,654
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,187,605

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	$127,344	$142,879
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2046	36,990,304	37,170,533
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	22,287,593	21,806,781
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,475,603	2,706,782
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	282,721	317,012
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	12,191,193	12,843,456
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	3,278,463	3,420,456
Ginnie Mae, 3.5%, 11/15/2040 - 4/15/2042	3,299,090	3,347,841

		$378,395,619

Municipals – 1.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$13,215,000	$11,015,628
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,997,444
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	3,827,753
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	2,862,061
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,309,634
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	7,750,169
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,351,643

		$33,114,332

Natural Gas – Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$8,899,673
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	8,200,000	7,673,560

		$16,573,233

Network & Telecom – 1.0%
AT&T, Inc., 5.25%, 3/01/2037	$10,586,000	$11,183,861
AT&T, Inc., 5.15%, 2/14/2050	5,112,000	5,154,554
AT&T, Inc., 4.5%, 5/15/2035	8,154,000	7,977,745

		$24,316,160

Oils – 0.5%
Andeavor, 3.8%, 4/01/2028	$2,155,000	$2,054,255
Marathon Petroleum Corp., 4.75%, 9/15/2044	7,350,000	7,376,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Oils – continued
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,683,000	$2,949,435

		$12,380,133

Other Banks & Diversified Financials – 2.0%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,807,725
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,791,811
Citigroup, Inc., 4.4%, 6/10/2025	4,533,000	4,614,431
Compass Bank, 2.875%, 6/29/2022	8,704,000	8,436,634
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	7,880,000	8,855,150
ING Groep N.V., 3.95%, 3/29/2027	2,389,000	2,368,382
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2065 (n)	5,003,000	4,884,179
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,891,216
SunTrust Banks, Inc., 2.7%, 1/27/2022	6,147,000	6,010,023
SunTrust Banks, Inc., 3.3%, 5/15/2026	439,000	418,376

		$47,077,927

Pharmaceuticals – 0.5%
Gilead Sciences, Inc., 4.75%, 3/01/2046	$3,545,000	$3,812,714
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	810,154
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	7,767,000	7,412,158

		$12,035,026

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,505,349

Real Estate – Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,830,616
Realty Income Corp., REIT, 3.65%, 1/15/2028	4,049,000	3,927,316

		$8,757,932

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,346,608

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$11,393,418
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	3,844,343
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,326,522
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,181,754
Crown Castle International Corp., 4%, 3/01/2027	984,000	966,977
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,393,052
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	6,757,000	6,994,203

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
SBA Tower Trust, 2.898%, 10/08/2019 (n)	$4,229,000	$4,207,785

		$34,308,054

Tobacco – 1.2%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$18,524,000	$17,851,626
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	7,803,129
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,549,133

		$29,203,888

Transportation – Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,986,000	$9,093,283
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,612,000	1,628,881

		$10,722,164

U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 4.43%, 5/01/2029	$422,496	$441,409
Small Business Administration, 2.37%, 8/01/2032	733,205	719,951
Small Business Administration, 3.25%, 11/01/2030	446,417	452,379
Small Business Administration, 2.85%, 9/01/2031	890,804	885,174
Small Business Administration, 3.62%, 9/01/2033	6,597,349	6,776,089
Small Business Administration, 4.93%, 1/01/2024	9,347	9,697
Small Business Administration, 4.34%, 3/01/2024	18,650	19,102
Small Business Administration, 4.99%, 9/01/2024	13,485	14,037
Small Business Administration, 4.86%, 1/01/2025	33,650	34,785
Small Business Administration, 4.625%, 2/01/2025	33,635	34,562
Small Business Administration, 5.11%, 4/01/2025	22,653	23,521
Small Business Administration, 3.21%, 9/01/2030	4,154,574	4,185,028
Small Business Administration, 2.13%, 1/01/2033	2,763,285	2,684,559
Small Business Administration, 2.21%, 2/01/2033	773,314	751,830
Small Business Administration, 2.22%, 3/01/2033	2,762,957	2,689,607
Small Business Administration, 2.08%, 4/01/2033	4,427,856	4,298,804
Small Business Administration, 2.45%, 6/01/2033	5,067,521	4,967,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.15%, 7/01/2033	$6,964,353	$7,037,177
Small Business Administration, 3.16%, 8/01/2033	6,977,770	7,057,091

		$43,082,783

U.S. Treasury Obligations – 19.1%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,014,384
U.S. Treasury Bonds, 4.375%, 2/15/2038	19,006,000	23,349,339
U.S. Treasury Bonds, 3.5%, 2/15/2039	28,457,000	31,212,861
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	287,041
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	515,566
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,340,552
U.S. Treasury Bonds, 2.875%, 5/15/2043	59,885,100	58,908,523
U.S. Treasury Bonds, 2.875%, 11/15/2046	30,330,000	29,680,432
U.S. Treasury Notes, 1.75%, 11/30/2021	86,078,000	83,867,186
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	56,280,000	55,894,127
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,505,069
U.S. Treasury Notes, 1.375%, 9/30/2019	144,899,000	143,029,871
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,832,014
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,302,583
U.S. Treasury Notes, 2%, 11/15/2026	6,181,000	5,825,380
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	7,762,047

		$455,326,975

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$1,300,000	$1,253,594
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (n)	1,239,000	1,194,772
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,395,843
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,043,849
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	6,835,868
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	13,736,937
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	6,000,000	5,611,877
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,172,280
FirstEnergy Corp., 4.85%, 7/15/2047	8,703,000	9,138,197
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,752,065
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,052,916
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,267,926

		$62,456,124

Total Bonds		$2,352,325,610

INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.71% (v)	24,016,194	$24,013,793

OTHER ASSETS, LESS LIABILITIES – 0.3%		6,130,018

Net Assets – 100.0%		$2,382,469,421

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $24,013,793 and $2,352,325,610, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $376,428,633, representing 15.8% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$4,010,000	$4,006,407
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.384% (LIBOR-3mo. + 1.7%), 10/18/2027	10/04/17	1,750,000	1,747,421
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	18,545,096	17,851,626
Ballyrock Ltd., CLO, FLR, 3.064%, (LIBOR-3mo. + 1.18%), 5/20/2025	5/10/16	1,465,501	1,475,528
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.626% (LIBOR+ 0.85%), 1/15/2033	3/13/18	6,189,179	6,189,179
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.026% (LIBOR-1mo. + 1.25%), 1/15/2033	3/13/18	3,713,508	3,713,389
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.70%), 1/15/2033	3/13/18	990,269	990,237
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	16	16
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	93,473	83,805
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	10,399,255	10,426,635
CRH America Finance, Inc., 3.95%, 4/04/2028	3/27/18	5,168,286	5,180,936
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.071% (LIBOR-3mo. + 1.35%), 10/15/2026	10/04/17	3,800,000	3,796,690
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.621% (LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	3,750,000	3,748,967
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.621% (LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	2,670,000	2,655,768
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	6,669,547	6,588,627
Commercial Mortgage Asset Trust, 1.454%, 1/17/2032	4/09/12	4	4
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	5,928,575	5,611,877
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	3,931,187	3,859,701
Invitation Homes Trust 2018-SFR1, “A”, FLR, 2.508% (LIBOR-1mo. + 0.7%), 3/17/2037	1/26/18	10,111,388	10,143,066
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,673,560
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	3,249,617	3,254,760
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.071% (LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,274,160
Preferred Term Securities XIX Ltd., CDO, FLR, 2.474% (LIBOR-3mo. + 0.35%), 12/22/2035	3/28/11	216,385	277,940
Total Restricted Securities			$105,550,299
% of Net assets			4.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	48	$5,494,125	June - 2018	$15,556

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	465	$98,863,360	June - 2018	$(16,172)
U.S. Treasury Ultra Note 10 yr	Short	USD	692	89,862,688	June - 2018	(1,170,262)

						$(1,186,434)

At March 31, 2018, the fund had liquid securities with an aggregate value of $790,539 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$498,409,758	$—	$498,409,758
Non-U.S. Sovereign Debt	—	23,740,733	—	23,740,733
Municipal Bonds	—	33,114,332	—	33,114,332
U.S. Corporate Bonds	—	777,845,508	—	777,845,508
Residential Mortgage-Backed Securities	—	390,633,011	—	390,633,011
Commercial Mortgage-Backed Securities	—	226,229,735	—	226,229,735
Asset-Backed Securities (including CDOs)	—	206,289,351	—	206,289,351
Foreign Bonds	—	196,063,182	—	196,063,182
Mutual Funds	24,013,793	—	—	24,013,793
Total	$24,013,793	$2,352,325,610	$—	$2,376,339,403

Other Financial Instruments
Futures Contracts – Assets	$15,556	$—	$—	$15,556
Futures Contracts – Liabilities	(1,186,434)	—	—	(1,186,434)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		42,015,906	150,437,506	(168,437,218)	24,016,194

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,069	$2,398	$—	$146,936	$24,013,793

Quarterly Report
March 31, 2018
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 4.2%
CACI International, Inc., “A” (a)	23,236	$ 3,516,769
Honeywell International, Inc.	58,154	8,403,834
Northrop Grumman Corp.	18,590	6,490,141
United Technologies Corp.	50,924	6,407,258
		$ 24,818,002
Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	22,002	$ 5,014,696
Molson Coors Brewing Co.	28,658	2,158,807
		$ 7,173,503
Apparel Manufacturers – 1.9%
Hanesbrands, Inc.	100,022	$ 1,842,405
NIKE, Inc., “B”	141,631	9,409,964
		$ 11,252,369
Biotechnology – 1.8%
Biogen, Inc. (a)	20,462	$ 5,602,905
Bio-Techne Corp.	17,357	2,621,601
Incyte Corp. (a)	31,417	2,617,979
		$ 10,842,485
Brokerage & Asset Managers – 2.7%
Blackstone Group LP	158,770	$ 5,072,702
NASDAQ, Inc.	41,450	3,573,819
TD Ameritrade Holding Corp.	88,246	5,226,811
TMX Group Ltd.	40,226	2,333,910
		$ 16,207,242
Business Services – 5.6%
Accenture PLC, “A”	34,002	$ 5,219,307
Cognizant Technology Solutions Corp., “A”	69,147	5,566,334
DXC Technology Co.	69,568	6,993,671
Fidelity National Information Services, Inc.	61,922	5,963,089
Fiserv, Inc. (a)	57,152	4,075,509
Global Payments, Inc.	51,041	5,692,092
		$ 33,510,002
Cable TV – 2.0%
Altice USA, Inc. (a)(l)	108,212	$ 1,999,758
Comcast Corp., “A”	293,149	10,016,901
		$ 12,016,659
Chemicals – 2.7%
Celanese Corp.	29,384	$ 2,944,571
DowDuPont, Inc.	103,520	6,595,259
PPG Industries, Inc.	57,750	6,444,900
		$ 15,984,730
Computer Software – 4.6%
Adobe Systems, Inc. (a)	42,076	$ 9,091,782
Microsoft Corp.	108,300	9,884,541
Salesforce.com, Inc. (a)	73,413	8,537,932
		$ 27,514,255
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.0%
Apple, Inc.	30,954	$ 5,193,462
Constellation Software, Inc.	5,616	3,810,476
SS&C Technologies Holdings, Inc.	52,537	2,818,085
		$ 11,822,023
Construction – 0.8%
Sherwin-Williams Co.	12,745	$ 4,997,569
Consumer Products – 0.9%
Coty, Inc., “A”	151,444	$ 2,771,425
Newell Brands, Inc.	99,240	2,528,635
		$ 5,300,060
Consumer Services – 1.3%
Bookings Holdings, Inc. (a)	3,729	$ 7,757,774
Containers – 0.6%
Berry Global Group, Inc. (a)	62,477	$ 3,424,364
Electrical Equipment – 2.6%
HD Supply Holdings, Inc. (a)	98,659	$ 3,743,122
Johnson Controls International PLC	136,186	4,799,195
Sensata Technologies Holding PLC (a)	49,270	2,553,664
TE Connectivity Ltd.	46,728	4,668,127
		$ 15,764,108
Electronics – 1.8%
Analog Devices, Inc.	62,941	$ 5,735,813
Broadcom Corp.	11,833	2,788,447
NVIDIA Corp.	9,178	2,125,533
		$ 10,649,793
Energy - Independent – 2.1%
EOG Resources, Inc.	69,672	$ 7,334,371
EQT Corp.	53,215	2,528,245
Marathon Petroleum Corp.	36,284	2,652,723
		$ 12,515,339
Energy - Integrated – 1.0%
BP PLC, ADR	150,594	$ 6,105,081
Entertainment – 1.1%
Six Flags Entertainment Corp.	38,315	$ 2,385,492
Time Warner, Inc.	41,845	3,957,700
		$ 6,343,192
Food & Beverages – 2.5%
J.M. Smucker Co.	22,548	$ 2,796,177
Mondelez International, Inc.	125,431	5,234,236
PepsiCo, Inc.	64,586	7,049,562
		$ 15,079,975
Health Maintenance Organizations – 1.3%
Cigna Corp.	26,620	$ 4,465,239
Humana Inc.	12,442	3,344,783
		$ 7,810,022

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.3%
Aon PLC	60,053	$ 8,427,237
Chubb Ltd.	39,301	5,375,198
		$ 13,802,435
Internet – 7.0%
Alibaba Group Holding Ltd., ADR (a)	19,505	$ 3,579,948
Alphabet, Inc., “A” (a)	14,323	14,854,956
Alphabet, Inc., “C” (a)	4,701	4,850,445
Dropbox, Inc. (a)	8,361	261,281
Facebook, Inc., “A” (a)(s)	92,228	14,737,112
LogMeIn, Inc.	31,269	3,613,133
		$ 41,896,875
Leisure & Toys – 0.9%
Electronic Arts, Inc. (a)	46,178	$ 5,598,621
Machinery & Tools – 1.5%
Roper Technologies, Inc.	24,222	$ 6,798,873
SPX FLOW, Inc. (a)	47,263	2,324,867
		$ 9,123,740
Major Banks – 4.5%
Bank of America Corp.	316,860	$ 9,502,631
Morgan Stanley	134,537	7,259,617
PNC Financial Services Group, Inc.	67,066	10,143,062
		$ 26,905,310
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	31,061	$ 3,669,547
McKesson Corp.	23,167	3,263,535
		$ 6,933,082
Medical Equipment – 3.8%
Danaher Corp.	54,896	$ 5,374,867
Medtronic PLC	105,154	8,435,454
PerkinElmer, Inc.	73,982	5,601,917
Steris PLC	32,511	3,035,227
		$ 22,447,465
Natural Gas - Distribution – 0.6%
Sempra Energy	31,008	$ 3,448,710
Natural Gas - Pipeline – 1.2%
Cheniere Energy, Inc. (a)	72,758	$ 3,888,915
Enterprise Products Partners LP	126,938	3,107,442
		$ 6,996,357
Network & Telecom – 1.6%
Cisco Systems, Inc.	222,196	$ 9,529,986
Oil Services – 0.9%
Liberty Oilfield Services, Inc. (a)(l)	93,562	$ 1,580,262
Schlumberger Ltd.	54,583	3,535,887
		$ 5,116,149
Other Banks & Diversified Financials – 6.9%
Citigroup, Inc. (s)	181,571	$ 12,256,042
Mastercard, Inc., “A”	78,480	13,746,557
Northern Trust Corp.	41,516	4,281,545
U.S. Bancorp	162,163	8,189,232
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	28,484	$ 2,451,048
		$ 40,924,424
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	85,779	$ 5,425,522
Johnson & Johnson (s)	113,769	14,579,497
Pfizer, Inc.	286,512	10,168,311
Zoetis, Inc.	66,977	5,593,249
		$ 35,766,579
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	20,664	$ 3,647,196
Kansas City Southern Co.	28,266	3,105,020
Union Pacific Corp.	13,350	1,794,641
		$ 8,546,857
Real Estate – 1.7%
Public Storage, Inc., REIT	18,385	$ 3,684,170
Store Capital Corp., REIT	251,368	6,238,954
		$ 9,923,124
Restaurants – 2.0%
Aramark	71,382	$ 2,823,872
Dave & Buster's, Inc. (a)	43,409	1,811,892
Starbucks Corp.	126,431	7,319,090
		$ 11,954,854
Specialty Stores – 5.9%
Amazon.com, Inc. (a)	12,527	$ 18,130,828
Costco Wholesale Corp.	29,755	5,606,735
TJX Cos., Inc.	69,348	5,656,023
Tractor Supply Co.	56,820	3,580,796
Urban Outfitters, Inc. (a)	63,125	2,333,100
		$ 35,307,482
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT	47,598	$ 6,917,893
Telephone Services – 0.6%
Verizon Communications, Inc.	78,828	$ 3,769,555
Tobacco – 1.3%
Philip Morris International, Inc.	77,381	$ 7,691,671
Utilities - Electric Power – 2.7%
American Electric Power Co., Inc.	49,674	$ 3,407,140
CMS Energy Corp.	81,408	3,686,968
Duke Energy Corp.	32,958	2,553,256
NextEra Energy, Inc.	25,965	4,240,864
Xcel Energy, Inc.	45,738	2,080,164
		$ 15,968,392
Total Common Stocks		$595,458,108
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,952,931	$ 1,952,736

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	469,923	$ 469,923
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(16,616)	$ (1,821,280)
Other Assets, Less Liabilities – 0.0%		(106,185)
Net Assets – 100.0%		$595,953,302

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,952,736 and $595,928,031, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At March 31, 2018, the fund had cash collateral of $17,154 and other liquid securities with an aggregate value of $3,571,054 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$595,458,108	$—	$—	$595,458,108
Mutual Funds	2,422,659	—	—	2,422,659
Total	$597,880,767	$—	$—	$597,880,767
Securities Sold Short	$(1,821,280)	$—	$—	$(1,821,280)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2018, the value of securities loaned was $1,057,482. These loans were collateralized by cash of $469,923 and U.S. Treasury Obligations of $595,809.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,178,444	30,618,481	(30,843,994)	1,952,931
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(958)	$167	$—	$13,939	$1,952,736
5

Quarterly Report

March 31, 2018

MFS® Total Return Series

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.4%
Aerospace – 3.1%
Boeing Co.	45,851	$15,033,623
Honeywell International, Inc.	148,608	21,475,342
Lockheed Martin Corp.	54,660	18,471,254
Northrop Grumman Corp.	25,680	8,965,402
United Technologies Corp.	141,903	17,854,235

		$81,799,856

Airlines – 0.2%
Copa Holdings S.A., “A”	18,769	$2,414,256
Delta Air Lines, Inc.	70,892	3,885,591

		$6,299,847

Alcoholic Beverages – 0.4%
Diageo PLC	284,978	$9,643,763

Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	117,117	$2,157,295
LVMH Moet Hennessy Louis Vuitton SE	11,698	3,601,329
NIKE, Inc., “B”	75,990	5,048,776

		$10,807,400

Automotive – 0.8%
Aptiv PLC	82,736	$7,030,078
Ford Motor Co.	196,073	2,172,489
General Motors Co.	78,310	2,845,785
Harley-Davidson, Inc.	17,093	732,948
LKQ Corp. (a)	60,890	2,310,776
Toyota Motor Corp.	79,300	5,086,439

		$20,178,515

Biotechnology – 0.1%
Biogen, Inc. (a)	8,166	$2,236,014

Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	184,972	$4,259,905
Omnicom Group, Inc.	121,427	8,824,100

		$13,084,005

Brokerage & Asset Managers – 1.6%
Apollo Global Management LLC, “A”	258,613	$7,660,117
BlackRock, Inc.	21,487	11,639,938
Blackstone Group LP	129,824	4,147,877
Charles Schwab Corp.	62,055	3,240,512
Franklin Resources, Inc.	46,682	1,618,932
Invesco Ltd.	73,948	2,367,075
NASDAQ, Inc.	67,420	5,812,952
T. Rowe Price Group, Inc.	59,772	6,453,583

		$42,940,986

Business Services – 2.6%
Accenture PLC, “A”	148,054	$22,726,289
Amdocs Ltd.	70,640	4,713,101
Cognizant Technology Solutions Corp., “A”	21,795	1,754,498
DXC Technology Co.	203,086	20,416,236

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
Equifax, Inc.	45,361	$5,343,979
Fidelity National Information Services, Inc.	57,665	5,553,140
Fiserv, Inc. (a)	58,232	4,152,524
Worldpay, Inc. (a)	39,196	3,223,479

		$67,883,246

Cable TV – 1.2%
Comcast Corp., “A”	919,378	$31,415,146

Chemicals – 1.7%
3M Co.	53,976	$11,848,812
Celanese Corp.	43,794	4,388,597
DowDuPont, Inc.	93,114	5,932,293
Monsanto Co.	16,954	1,978,362
PPG Industries, Inc.	175,534	19,589,594

		$43,737,658

Computer Software – 1.2%
Adobe Systems, Inc. (a)	69,106	$14,932,424
Check Point Software Technologies Ltd. (a)	29,129	2,893,675
Microsoft Corp.	113,367	10,347,006
Oracle Corp.	95,872	4,386,144

		$32,559,249

Computer Software – Systems – 0.6%
Apple, Inc.	47,091	$7,900,928
Hewlett Packard Enterprise	112,037	1,965,129
International Business Machines Corp.	32,812	5,034,345

		$14,900,402

Construction – 1.1%
Owens Corning	127,755	$10,271,502
Pulte Homes, Inc.	97,858	2,885,832
Sherwin-Williams Co.	21,879	8,579,193
Stanley Black & Decker, Inc.	39,738	6,087,862

		$27,824,389

Consumer Products – 1.0%
Coty, Inc., “A”	264,210	$4,835,043
Kimberly-Clark Corp.	36,169	3,983,292
Newell Brands, Inc.	296,043	7,543,176
Procter & Gamble Co.	29,005	2,299,516
Reckitt Benckiser Group PLC	60,357	5,109,646
Tupperware Brands Corp.	42,712	2,066,407

		$25,837,080

Containers – 0.2%
Crown Holdings, Inc. (a)	90,562	$4,596,022

Electrical Equipment – 0.7%
HD Supply Holdings, Inc.	27,701	$1,050,976
Johnson Controls International PLC	456,652	16,092,416

		$17,143,392

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 1.5%
Analog Devices, Inc.	15,558	$1,417,801
Broadcom Corp.	13,298	3,133,674
Intel Corp.	106,452	5,544,020
Maxim Integrated Products, Inc.	72,541	4,368,419
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	250,790	10,974,570
Texas Instruments, Inc.	129,486	13,452,301

		$38,890,785

Energy – Independent – 1.4%
Anadarko Petroleum Corp.	69,533	$4,200,489
EOG Resources, Inc.	96,819	10,192,136
EQT Corp.	49,106	2,333,026
Hess Corp.	60,434	3,059,169
Marathon Petroleum Corp.	39,528	2,889,892
Noble Energy, Inc.	92,079	2,789,994
Occidental Petroleum Corp.	84,937	5,517,508
Phillips 66	39,990	3,835,841
Pioneer Natural Resources Co.	18,842	3,236,679

		$38,054,734

Energy – Integrated – 1.2%
BP PLC	1,201,803	$8,080,780
Chevron Corp.	84,724	9,661,925
Eni S.p.A.	257,898	4,534,018
Exxon Mobil Corp.	134,478	10,033,404

		$32,310,127

Entertainment – 0.1%
Time Warner, Inc.	34,297	$3,243,810

Food & Beverages – 2.6%
Archer Daniels Midland Co.	136,969	$5,940,346
Coca-Cola European Partners PLC	62,031	2,584,211
Danone S.A. (a)	67,018	5,420,246
General Mills, Inc.	238,997	10,769,205
J.M. Smucker Co.	19,530	2,421,915
Marine Harvest	299,009	6,007,956
Mondelez International, Inc.	67,798	2,829,211
Nestle S.A.	151,717	12,000,878
PepsiCo, Inc.	23,943	2,613,378
Pinnacle Foods, Inc.	46,794	2,531,555
Tyson Foods, Inc., “A”	195,755	14,327,308

		$67,446,209

Food & Drug Stores – 0.2%
Kroger Co.	165,961	$3,973,106
Seven & I Holdings Co. Ltd.	44,100	1,891,569

		$5,864,675

Furniture & Appliances – 0.1%
Whirlpool Corp.	22,783	$3,488,305

Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	20,465	$2,782,831

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.1%
Kohl’s Corp.	18,844	$1,234,470
Wal-Mart Stores, Inc.	19,655	1,748,705

		$2,983,175

Health Maintenance Organizations – 0.7%
Cigna Corp.	46,949	$7,875,225
Humana, Inc.	38,943	10,469,047

		$18,344,272

Insurance – 3.8%
Aon PLC	111,578	$15,657,741
Athene Holding Ltd. (a)	68,801	3,289,376
Chubb Ltd.	141,357	19,333,397
MetLife, Inc.	419,556	19,253,425
Prudential Financial, Inc.	151,057	15,641,952
Travelers Cos., Inc.	112,689	15,647,995
Unum Group	83,064	3,954,677
Zurich Insurance Group AG	22,291	7,307,531

		$100,086,094

Internet – 1.0%
Alphabet, Inc., “A” (a)	6,966	$7,224,717
Facebook, Inc., “A” (a)	114,038	18,222,132

		$25,446,849

Leisure & Toys – 0.2%
Hasbro, Inc.	11,435	$963,971
Take-Two Interactive Software, Inc. (a)	49,011	4,792,296

		$5,756,267

Machinery & Tools – 1.6%
Allison Transmission Holdings, Inc.	57,966	$2,264,152
Deere & Co.	23,064	3,582,300
Eaton Corp. PLC	263,195	21,031,912
Illinois Tool Works, Inc.	77,335	12,115,301
Ingersoll-Rand Co. Ltd., “A”	33,797	2,889,981
Regal Beloit Corp.	18,173	1,332,990

		$43,216,636

Major Banks – 6.5%
Bank of America Corp.	704,016	$21,113,440
Bank of New York Mellon Corp.	279,149	14,384,548
BNP Paribas	30,513	2,259,065
Goldman Sachs Group, Inc.	89,813	22,620,302
JPMorgan Chase & Co.	482,771	53,090,327
Morgan Stanley	122,801	6,626,342
PNC Financial Services Group, Inc.	105,303	15,926,026
Royal Bank of Canada	37,312	2,882,206
State Street Corp.	118,931	11,860,989
Sumitomo Mitsui Financial Group, Inc.	38,300	1,604,637
UBS AG	245,770	4,317,685
Wells Fargo & Co.	314,335	16,474,297

		$173,159,864

Medical & Health Technology & Services – 1.1%
CVS Health Corp.	101,548	$6,317,301
Express Scripts Holding Co. (a)	72,683	5,020,942

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – continued
McKesson Corp.	123,854	$17,447,313

		$28,785,556

Medical Equipment – 2.9%
Abbott Laboratories	241,612	$14,477,391
Danaher Corp.	187,872	18,394,548
Medtronic PLC	238,851	19,160,627
Thermo Fisher Scientific, Inc.	95,231	19,661,392
Zimmer Biomet Holdings, Inc.	36,742	4,006,348

		$75,700,306

Metals & Mining – 0.3%
Rio Tinto Ltd.	155,590	$7,882,556

Natural Gas – Distribution – 0.2%
Engie	180,489	$3,010,330
Sempra Energy	31,598	3,514,330

		$6,524,660

Natural Gas – Pipeline – 0.8%
Enterprise Products Partners LP	372,285	$9,113,537
Plains All American Pipeline LP	145,549	3,206,444
Plains GP Holdings LP	158,823	3,454,400
Williams Partners LP	163,303	5,622,522

		$21,396,903

Network & Telecom – 0.7%
Cisco Systems, Inc.	417,823	$17,920,428

Oil Services – 0.4%
Schlumberger Ltd.	180,364	$11,683,980

Other Banks & Diversified Financials – 2.4%
American Express Co.	58,594	$5,465,648
Citigroup, Inc.	407,037	27,474,998
Discover Financial Services	87,544	6,297,040
SunTrust Banks, Inc.	47,593	3,238,228
U.S. Bancorp	353,360	17,844,680
Visa, Inc., “A”	30,853	3,690,636

		$64,011,230

Pharmaceuticals – 3.9%
Bayer AG	68,209	$7,703,728
Bristol-Myers Squibb Co.	81,718	5,168,664
Eli Lilly & Co.	145,553	11,261,436
Johnson & Johnson	223,167	28,598,851
Merck & Co., Inc.	153,117	8,340,283
Mylan N.V. (a)	67,484	2,778,316
Novartis AG	44,550	3,600,348
Pfizer, Inc.	874,219	31,026,032
Roche Holding AG	18,164	4,162,900

		$102,640,558

Printing & Publishing – 0.2%
Moody’s Corp.	23,824	$3,842,811
Transcontinental, Inc., “A”	136,823	2,702,795

		$6,545,606

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 1.1%
Canadian National Railway Co.	37,442	$2,738,133
Union Pacific Corp.	188,453	25,333,737

		$28,071,870

Real Estate – 1.1%
AGNC Investment Corp., REIT	60,623	$1,146,987
Annaly Capital Management, Inc., REIT	273,222	2,849,705
Extra Space Storage, Inc., REIT	49,928	4,361,710
Medical Properties Trust, Inc., REIT	681,042	8,853,546
Potlatch Corp., REIT	21,457	1,116,837
Public Storage, Inc., REIT	9,579	1,919,536
Simon Property Group, Inc., REIT	23,381	3,608,857
STAG Industrial, Inc., REIT	55,709	1,332,559
Store Capital Corp., REIT	107,561	2,669,664

		$27,859,401

Restaurants – 0.2%
Aramark	84,811	$3,355,123
Starbucks Corp.	35,963	2,081,898

		$5,437,021

Specialty Chemicals – 0.1%
Axalta Coating Systems Ltd. (a)	112,070	$3,383,393

Specialty Stores – 0.7%
Best Buy Co., Inc.	107,587	$7,530,014
Ross Stores, Inc.	85,427	6,661,597
Tractor Supply Co.	41,269	2,600,772
Urban Outfitters, Inc. (a)	73,061	2,700,335

		$19,492,718

Telephone Services – 0.4%
Verizon Communications, Inc.	216,003	$10,329,263

Tobacco – 2.2%
Altria Group, Inc.	276,752	$17,247,185
Japan Tobacco, Inc.	91,100	2,624,995
Philip Morris International, Inc.	384,735	38,242,659

		$58,114,839

Trucking – 0.2%
United Parcel Service, Inc., “B”	58,243	$6,095,712

Utilities – Electric Power – 2.0%
American Electric Power Co., Inc.	44,034	$3,020,292
Duke Energy Corp.	158,703	12,294,721
Exelon Corp.	315,295	12,299,658
PPL Corp.	245,431	6,943,243
Public Service Enterprise Group, Inc.	77,923	3,914,852
Southern Co.	134,745	6,017,712
SSE PLC	230,872	4,133,137
WEC Energy Group, Inc.	41,548	2,605,060
Xcel Energy, Inc.	46,286	2,105,087

		$53,333,762

Total Common Stocks		$1,569,171,365

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 38.5%
Aerospace – 0.0%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$770,000	$740,124

Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,332,505

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$1,697,390

Asset-Backed & Securitized – 2.7%
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	$2,667,000	$2,664,610
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	1,910,209	1,712,643
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	3,877,000	3,913,042
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	9,812	653
Cent CLO LP, 2013-17A, “A1”, FLR, 3.066% (LIBOR-3mo. + 1.3%), 1/30/2025 (n)	1,151,654	1,151,783
Cent CLO LP, 2014-21A, “A1”, FLR, 2.97% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	2,944,489	2,944,199
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.776% (LIBOR-1mo. + 1%), 6/15/2028 (z)	2,180,939	2,187,899
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	1,211,844	1,200,877
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,040,063
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	4,708,829	4,697,739
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	3,033,967	3,019,946
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,313,107
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.821% (LIBOR-3mo. + 1.1%), 7/15/2025 (n)	2,683,944	2,683,214
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.881% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	4,414,000	4,412,645
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,735,000	1,728,772
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,465,000	1,456,410
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	523,602	530,442
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,227,521
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	2,128,142	2,111,246
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	4,902,932

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	$3,256,792	$3,219,108
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	819,943	812,758
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,595,839
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,454,070
Morgan Stanley Capital I, Inc., 0.598%, 11/15/2030 (i)(n)	1,223,774	87
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,530,489
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	994,660	942,778
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	3,803,000	3,820,773
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,326,960

		$72,602,605

Automotive – 0.2%
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	$675,000	$673,961
General Motors Co., 5.15%, 4/01/2038	715,000	711,791
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,302,914
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,332,187
Lear Corp., 3.8%, 9/15/2027	1,226,000	1,178,472

		$6,199,325

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$5,000,000	$4,794,539
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,029,000	1,001,374
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	903,000	895,771
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,434,642
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,605,321
Raymond James Financial, 4.95%, 7/15/2046	2,325,000	2,509,768

		$13,241,415

Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (z)	$1,146,000	$1,134,232
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	882,786
Masco Corp., 4.375%, 4/01/2026	1,938,000	1,968,233

		$3,985,251

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$626,589

Cable TV – 0.2%
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	$941,000	$897,117
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	3,712,299

		$4,609,416

Chemicals – 0.1%
Sherwin-Williams Co., 2.25%, 5/15/2020	$1,075,000	$1,057,028
Sherwin-Williams Co., 4.5%, 6/01/2047	1,201,000	1,193,363

		$2,250,391

Computer Software – 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$3,374,000	$3,623,356

Computer Software – Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,471,070
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,210,464
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,281,896

		$6,963,430

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$3,485,859

Consumer Services – 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$552,000	$526,982
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	3,883,807
Visa, Inc., 3.15%, 12/14/2025	3,594,000	3,522,904

		$7,933,693

Electronics – 0.1%
Intel Corp., 4.1%, 5/11/2047	$1,844,000	$1,888,439

Emerging Market Quasi-Sovereign – 0.2%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$2,591,000	$2,585,424
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	1,893,000	1,842,464

		$4,427,888

Energy – Integrated – 0.0%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,092,218

Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$1,478,000	$1,415,778

Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$3,600,000	$5,324,911
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	676,000	688,699
Constellation Brands, Inc., 3.5%, 5/09/2027	2,268,000	2,180,459

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Danone S.A., 2.947%, 11/02/2026 (n)	$3,438,000	$3,190,819
Kraft Heinz Foods Co., 3%, 6/01/2026	2,630,000	2,426,081
Kraft Heinz Foods Co., 5%, 7/15/2035	1,134,000	1,174,590
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	755,075

		$15,740,634

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,364,436
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,657,574

		$8,022,010

Insurance – Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,131,884
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,523,348
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,417,488

		$6,072,720

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,699,117
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,198,568

		$10,897,685

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$3,920,648

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,427,600

Major Banks – 2.5%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,466,864
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,058,771
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	3,993,565
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,249,545
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	1,842,000	1,790,920
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,781,205
Bank of New York Mellon Corp., 2.6%, 8/17/2020	3,218,000	3,194,482
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,412,450
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	2,609,000	2,574,499
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,714,734

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 3.2%, 1/25/2023	$3,295,000	$3,262,686
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	5,706,000	5,658,111
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	1,248,000	1,189,422
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,214,426
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,287,000
Morgan Stanley, 3.125%, 1/23/2023	2,287,000	2,253,548
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,215,921
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,120,744
PNC Bank N.A., 2.3%, 6/01/2020	2,247,000	2,212,980
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,374,223
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,543,282
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,529,000	2,544,126

		$66,113,504

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$1,594,255
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,057,518
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,303,152
CVS Health Corp., 5.05%, 3/25/2048	1,808,000	1,897,783
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	656,635
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,627,719
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	1,811,975
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	163,125
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,346,090
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,409,736
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	3,300,000	3,121,368

		$17,989,356

Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,461,616
Medtronic, Inc., 4.375%, 3/15/2035	2,886,000	3,057,993
Zimmer Biomet Holdings, Inc., FLR, 2.927% (LIBOR-3mo. + 0.75%), 3/19/2021	992,000	993,518
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,648,462

		$10,161,589

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$2,080,477
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,445,000	1,394,042
Southern Copper Corp., 5.875%, 4/23/2045	1,068,000	1,204,620

		$4,679,139

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,821,825
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	279,745
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,081,287
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,373,633
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,238,047
MPLX LP, 4.5%, 4/15/2038	938,000	919,824
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,671,069
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,521,864

		$16,907,294

Mortgage-Backed – 10.3%
Fannie Mae, 1.928%, 4/25/2020	$289,703	$289,280
Fannie Mae, 2.28%, 11/01/2026	490,312	463,757
Fannie Mae, 4.5%, 4/01/2018 - 6/01/2044	12,876,099	13,599,866
Fannie Mae, 5%, 6/01/2018 - 3/01/2041	5,241,650	5,640,557
Fannie Mae, 2.578%, 9/25/2018	552,752	551,547
Fannie Mae, 6%, 11/01/2018 - 7/01/2037	6,633,800	7,433,295
Fannie Mae, 5.5%, 12/01/2018 - 4/01/2040	12,555,276	13,731,112
Fannie Mae, 4.6%, 9/01/2019	463,815	475,454
Fannie Mae, 2.59%, 5/01/2023	460,285	453,335
Fannie Mae, 2.7%, 7/01/2025	367,000	358,741
Fannie Mae, 3.43%, 6/01/2026	584,373	597,661
Fannie Mae, 2.597%, 12/25/2026	1,585,000	1,513,097
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,999,557	2,238,499
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	10,155,625	10,010,290
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	42,229,699	43,538,652
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	36,658,313	36,850,754
Fannie Mae, 2%, 5/25/2044	697,698	670,011
Fannie Mae, TBA, 3.5%, 4/12/2048	2,280,000	2,283,235
Freddie Mac, 0.314%, 8/25/2024 (i)	15,246,000	330,975
Freddie Mac, 0.415%, 8/25/2024 (i)	28,268,541	646,533
Freddie Mac, 0.366%, 10/25/2024 (i)	20,706,656	430,887
Freddie Mac, 0.275%, 11/25/2024 (i)	15,385,000	285,699
Freddie Mac, 0.329%, 8/25/2027 (i)	9,650,000	289,436

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 0.279%, 9/25/2027 (i)	$10,419,000	$272,409
Freddie Mac, 0.369%, 9/25/2027 (i)	8,705,555	274,759
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	319,781
Freddie Mac, 0.292%, 11/25/2027 (i)	11,741,186	292,380
Freddie Mac, 0.326%, 11/25/2027 (i)	10,523,328	300,027
Freddie Mac, 0.239%, 12/25/2027 (i)	10,109,000	238,527
Freddie Mac, 4%, 8/01/2047	5,782,600	5,941,741
Freddie Mac, 4.5%, 5/01/2018 - 5/01/2042	2,877,775	3,023,899
Freddie Mac, 5%, 5/01/2018 - 7/01/2039	2,940,901	3,153,825
Freddie Mac, 2.412%, 8/25/2018	1,308,211	1,306,281
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	2,035,030	2,232,017
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,384,425
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	2,579,293	2,874,022
Freddie Mac, 2.456%, 8/25/2019	500,000	499,011
Freddie Mac, 1.869%, 11/25/2019	1,222,404	1,210,073
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,481,479
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,052,417
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,479,431
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,154,987
Freddie Mac, 3.32%, 2/25/2023	745,000	758,892
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,509,471
Freddie Mac, 3.06%, 7/25/2023	685,000	688,823
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,617,511
Freddie Mac, 0.882%, 4/25/2024 (i)	6,157,302	271,830
Freddie Mac, 0.508%, 7/25/2024 (i)	14,179,000	442,922
Freddie Mac, 0.618%, 7/25/2024 (i)	5,230,225	170,366
Freddie Mac, 3.064%, 8/25/2024	794,000	794,713
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,313,961
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,526,697
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,702,430
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,519,515
Freddie Mac, 3.3%, 10/25/2026	957,000	963,995
Freddie Mac, 3.224%, 3/25/2027	1,047,000	1,047,728
Freddie Mac, 0.634%, 6/25/2027 (i)	13,682,000	732,982
Freddie Mac, 0.753%, 6/25/2027 (i)	4,745,734	278,845
Freddie Mac, 0.579%, 7/25/2027 (i)	12,137,461	565,675
Freddie Mac, 0.437%, 8/25/2027 (i)	6,798,527	240,312
Freddie Mac, 3.187%, 9/25/2027	754,000	750,585
Freddie Mac, 0.287%, 12/25/2027 (i)	11,210,000	303,159
Freddie Mac, 0.37%, 12/25/2027 (i)	18,021,453	566,508
Freddie Mac, 0.312%, 11/25/2032 (i)	9,031,847	300,172
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,332,401	1,503,728
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	8,550,433	8,841,634
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	25,478,720	25,605,906
Freddie Mac, 3%, 3/01/2043 - 11/01/2046	17,999,929	17,636,503
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,696,568	3,043,063

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	$1,657,702	$1,820,810
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	4,019,477	4,244,434
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	541,055	581,217
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,373,954	4,571,388
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	6,335,997	6,429,571
Ginnie Mae, 0.658%, 2/16/2059 (i)	7,698,238	487,262

		$272,006,772

Network & Telecom – 0.3%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,518,173
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,470,150
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,855,799

		$7,844,122

Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,636,219
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,820,526
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,820,391

		$7,277,136

Other Banks & Diversified Financials – 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,110,692
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,157,325
Capital One Financial Corp., 2.5%, 5/12/2020	2,150,000	2,116,137
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,451,232
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	861,878
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	1,504,000	1,690,120

		$13,387,384

Pharmaceuticals – 0.1%
Celgene Corp., 2.875%, 8/15/2020	$1,545,000	$1,538,672

Telecommunications – Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$1,246,419
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,224,882
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,514,048
Crown Castle International Corp., 3.65%, 9/01/2027	2,025,000	1,928,154
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,314,583

		$9,228,086

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$2,518,000	$2,499,623
Reynolds American, Inc., 5.85%, 8/15/2045	2,082,000	2,431,695

		$4,931,318

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,509,231

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$2,884	$2,967
Small Business Administration, 4.77%, 4/01/2024	205,271	211,422
Small Business Administration, 5.18%, 5/01/2024	312,708	325,213
Small Business Administration, 5.52%, 6/01/2024	15,617	16,268
Small Business Administration, 4.99%, 9/01/2024	285,966	297,658
Small Business Administration, 4.95%, 3/01/2025	8,718	9,041
Small Business Administration, 5.11%, 8/01/2025	911,162	948,594

		$1,811,163

U.S. Treasury Obligations – 14.2%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$861,044
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	958,276
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,346,918
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	734,325
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,484,492
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,117,738
U.S. Treasury Bonds, 3.5%, 2/15/2039	17,403,000	19,088,358
U.S. Treasury Bonds, 4.5%, 8/15/2039	13,795,600	17,322,413
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	38,517,955
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	8,926,104
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	7,112,344
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,370,748
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	65,381,486
U.S. Treasury Notes, 1.75%, 9/30/2022	31,662,000	30,595,282
U.S. Treasury Notes, 2.75%, 2/15/2019	6,015,000	6,047,660

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2019	$25,119,000	$25,377,802
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,812,533
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,070,428
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,865,397
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,533,773
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	30,961,481
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,372,054
U.S. Treasury Notes, 2.25%, 8/15/2027	4,368,000	4,185,070
U.S. Treasury Notes, 3%, 11/15/2045	3,638,000	3,650,721

		$374,694,402

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$1,967,437
Duke Energy Corp., 2.65%, 9/01/2026	397,000	362,086
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,581,000	1,619,070
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,317,792
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,243,948
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	951,967
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,921,016
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,855,966

		$18,239,282

Total Bonds		$1,018,515,419

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	21,572	$1,243,842
NextEra Energy, Inc., 6.371%	24,936	1,813,346

Total Convertible Preferred Stocks		$3,057,188

INVESTMENT COMPANIES (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.71% (v)	45,690,256	$45,685,687

OTHER ASSETS, LESS LIABILITIES – 0.3%		7,959,642

Net Assets – 100.0%		$2,644,389,301

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $45,685,687 and $2,590,743,972, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,559,236, representing 2.7% of net assets.

8

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027	4/10/17	$2,667,000	$2,664,610
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,910,209	1,712,643
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	9,454	653
CRH America Finance, Inc., 4.5%, 4/04/2048	3/27/18	1,130,575	1,134,232
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.776% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	2,180,939	2,187,899
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,585,440	2,585,424
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,531,332	2,543,282
Total Restricted Securities			$12,828,743
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

10

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,433,241,821	$1,813,346	$—	$1,435,055,167
United Kingdom	37,434,095	—	—	37,434,095
Switzerland	31,389,343	—	—	31,389,343
France	14,290,970	—	—	14,290,970
Japan	11,207,640	—	—	11,207,640
Taiwan	10,974,570	—	—	10,974,570
Canada	8,323,134	—	—	8,323,134
Germany	7,703,728	—	—	7,703,728
Norway	—	6,007,956	—	6,007,956
Other Countries	9,841,950	—	—	9,841,950
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	377,838,070	—	377,838,070
Non-U.S. Sovereign Debt	—	15,325,573	—	15,325,573
Municipal Bonds	—	5,427,600	—	5,427,600
U.S. Corporate Bonds	—	225,050,823	—	225,050,823
Residential Mortgage-Backed Securities	—	273,480,645	—	273,480,645
Commercial Mortgage-Backed Securities	—	45,656,066	—	45,656,066
Asset-Backed Securities (including CDOs)	—	25,472,666	—	25,472,666
Foreign Bonds	—	50,263,976	—	50,263,976
Mutual Funds	45,685,687	—	—	45,685,687
Total	$1,610,092,938	$1,026,336,721	$—	$2,636,429,659

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,821,302 were considered level 2 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $25,230,047 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		30,751,942	105,328,468	(90,390,154)	45,690,256

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,408)	$4,565	$—	$112,692	$45,685,687

11

Quarterly Report
March 31, 2018
MFS®  Utilities Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.7%
Cable TV – 4.0%
Altice USA, Inc. (a)(l)	1,080,213	$ 19,962,336
Comcast Corp., “A”	862,120	29,458,640
NOS, SGPS, S.A.	1,964,949	11,581,123
		$ 61,002,099
Energy - Independent – 1.3%
Targa Resources Corp.	258,174	$ 11,359,656
Western Gas Equity Partners LP	248,130	8,218,066
		$ 19,577,722
Natural Gas - Distribution – 2.9%
Atmos Energy Corp.	9,236	$ 778,041
China Resources Gas Group Ltd.	5,906,000	20,627,275
Sempra Energy	195,396	21,731,943
		$ 43,137,259
Natural Gas - Pipeline – 14.3%
APA Group	1,296,980	$ 7,875,661
Cheniere Energy, Inc. (a)	520,784	27,835,905
Enbridge, Inc.	800,544	25,177,974
Energy Transfer Partners LP	630,921	10,233,539
Enterprise Products Partners LP	1,472,404	36,044,450
EQT GP Holdings LP	68,170	1,573,364
EQT Midstream Partners LP	348,759	20,587,244
Kinder Morgan, Inc.	557,030	8,388,872
ONEOK, Inc.	56,418	3,211,312
Plains All American Pipeline LP	201,785	4,445,323
Plains GP Holdings LP	572,939	12,461,423
SemGroup Corp., “A”	195,865	4,191,511
Tallgrass Energy GP LP	158,977	3,023,742
TransCanada Corp.	673,350	27,846,539
Williams Cos., Inc.	418,148	10,395,159
Williams Partners LP	351,226	12,092,711
		$ 215,384,729
Telecommunications - Wireless – 7.0%
Advanced Info Service PLC	1,234,200	$ 8,209,579
America Movil S.A.B. de C.V., “L”, ADR	140,906	2,689,895
American Tower Corp., REIT	290,301	42,192,348
Cellnex Telecom S.A.U.	778,614	20,780,004
Globe Telecom, Inc.	23,450	728,971
KDDI Corp.	332,000	8,475,899
Millicom International Cellular S.A.	40,018	2,729,437
Mobile TeleSystems PJSC, ADR	1,102,698	12,559,730
Vodafone Group PLC	2,647,598	7,214,461
		$ 105,580,324
Telephone Services – 8.0%
Com Hem Holding AB	2,824,953	$ 45,741,652
France Telecom S.A.	865,511	14,680,580
Hellenic Telecommunications Organization S.A.	966,496	13,057,687
PT XL Axiata Tbk (a)	30,313,000	5,566,783
Royal KPN N.V.	4,808,467	14,418,698
Telefonica Brasil S.A., ADR	644,517	9,899,781
Telesites S.A.B. de C.V. (a)	4,378,400	3,436,731
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telus Corp.	414,327	$ 14,548,961
		$ 121,350,873
Utilities - Electric Power – 55.1%
AES Corp.	2,244,343	$ 25,518,180
American Electric Power Co., Inc.	573,015	39,303,099
Avangrid, Inc.	281,713	14,401,169
CenterPoint Energy, Inc.	420,281	11,515,699
China Longyuan Power Group	12,541,000	9,674,385
CLP Holdings Ltd.	74,000	756,455
CMS Energy Corp.	102,537	4,643,901
Covanta Holding Corp.	641,196	9,297,342
Duke Energy Corp.	329,357	25,515,287
Dynegy, Inc. (a)	2,186,487	29,561,304
Edison International	377,294	24,018,536
EDP Renovaveis S.A.	8,058,649	78,929,467
Emera, Inc.	696,093	22,022,549
Enel Americas S.A.	2,556,217	596,747
Enel S.p.A.	7,952,786	48,633,950
Energias do Brasil S.A.	180,697	728,491
Enersis Americas S.A., ADR	666,269	7,742,046
Engie Brasil Energia S.A.	615,300	7,298,353
Eversource Energy	102,685	6,050,200
Exelon Corp.	2,584,206	100,809,878
Great Plains Energy, Inc.	471,779	14,997,854
Iberdrola S.A.	4,175,134	30,679,910
NextEra Energy Partners LP	517,667	20,701,503
NextEra Energy, Inc.	386,375	63,106,629
NRG Energy, Inc.	1,129,411	34,480,918
NRG Yield, Inc., “A”	653,785	10,748,225
NRG Yield, Inc., “C”	217,749	3,701,733
NTPC Ltd.	3,392,052	8,844,614
PG&E Corp.	538,248	23,645,235
PPL Corp.	1,890,597	53,484,989
Public Service Enterprise Group, Inc.	379,844	19,083,363
RWE AG	696,554	17,192,918
Southern Co.	648,971	28,983,045
SSE PLC	1,564,462	28,007,451
Westar Energy, Inc.	62,488	3,286,244
Xcel Energy, Inc.	68,082	3,096,369
		$ 831,058,038
Utilities - Water – 1.1%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,204,900	$ 12,773,630
SUEZ Environnement	258,011	3,736,616
		$ 16,510,246
Total Common Stocks		$1,413,601,290
Convertible Preferred Stocks – 4.2%
Energy - Independent – 0.6%
Western Gas Equity Partners LP, 7.5%	309,747	$ 9,230,461
Natural Gas - Distribution – 0.5%
Sempra Energy, 6%	63,896	$ 6,541,034

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 3.1%
Dominion Energy, Inc., 6.75%	242,717	$ 11,264,496
Dynegy, Inc., 7%	69,886	6,045,139
NextEra Energy, Inc., 6.123%	341,861	19,711,705
NextEra Energy, Inc., 6.371%	136,414	9,920,026
		$ 46,941,366
Total Convertible Preferred Stocks		$ 62,712,861
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	22,727,700	$ 22,725,427
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	4,718,644	$ 4,718,644
Other Assets, Less Liabilities – 0.3%		4,933,863
Net Assets – 100.0%		$1,508,692,085

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,725,427 and $1,481,032,795, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,199,295	USD	928,754	Barclays Bank PLC	5/25/2018	$3,025
USD	81,414,438	EUR	65,581,122	JPMorgan Chase Bank N.A.	5/25/2018	426,492
USD	2,012,668	EUR	1,625,973	Morgan Stanley Capital Services, Inc.	4/30/2018	8,289
USD	94,281	GBP	67,044	Citibank N.A.	5/25/2018	24
USD	21,225,906	GBP	14,878,980	Deutsche Bank AG	5/25/2018	307,529
						$ 745,359
Liability Derivatives
CAD	103,119	USD	80,159	Morgan Stanley Capital Services, Inc.	5/25/2018	$(42)
EUR	401,082	USD	495,316	BNP Paribas S.A.	5/25/2018	(9)
EUR	1,053,517	USD	1,305,501	Deutsche Bank AG	5/25/2018	(4,483)
EUR	902,111	USD	1,126,535	Morgan Stanley Capital Services, Inc.	5/25/2018	(12,494)
USD	59,457,064	CAD	76,726,963	Merrill Lynch International	5/25/2018	(155,115)
USD	72,107,867	EUR	58,647,884	Morgan Stanley Capital Services, Inc.	4/19/2018	(131,959)
						$(304,102)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
3

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$904,883,981	$15,965,165	$—	$920,849,146
Portugal	90,510,590	—	—	90,510,590
Canada	89,596,023	—	—	89,596,023
Spain	51,459,914	—	—	51,459,914
Italy	48,633,950	—	—	48,633,950
Sweden	48,471,089	—	—	48,471,089
United Kingdom	35,221,912	—	—	35,221,912
Brazil	30,700,255	—	—	30,700,255
China	—	30,301,659	—	30,301,659
Other Countries	99,316,518	31,253,095	—	130,569,613
Mutual Funds	27,444,071	—	—	27,444,071
Total	$1,426,238,303	$77,519,919	$—	$1,503,758,222
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$745,359	$—	$745,359
Forward Foreign Currency Exchange Contracts - Liabilities	—	(304,102)	—	(304,102)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $68,553,883 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,214,461 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At March 31, 2018, the value of securities loaned was $7,033,562. These loans were collateralized by cash of $4,718,644 and U.S. Treasury Obligations of $2,452,316.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,132,616	42,881,733	(84,286,649)	22,727,700
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,697)	$915	$—	$119,808	$22,725,427
4

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
United States	63.2%
Portugal	6.0%
Canada	5.9%
Spain	3.4%
Italy	3.2%
Sweden	3.2%
United Kingdom	2.3%
Brazil	2.0%
China	2.0%
Other Countries	8.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
5

Quarterly Report
March 31, 2018
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 5.5%
Honeywell International, Inc.	296,093	$ 42,788,400
Lockheed Martin Corp.	47,123	15,924,275
Northrop Grumman Corp.	109,918	38,374,572
United Technologies Corp.	214,858	27,033,434
		$ 124,120,681
Alcoholic Beverages – 1.1%
Diageo PLC	766,359	$ 25,933,878
Apparel Manufacturers – 0.6%
Hanesbrands, Inc.	501,119	$ 9,230,612
NIKE, Inc., “B”	81,420	5,409,545
		$ 14,640,157
Automotive – 0.9%
Aptiv PLC	207,795	$ 17,656,341
Harley-Davidson, Inc.	73,943	3,170,676
		$ 20,827,017
Broadcasting – 2.0%
Interpublic Group of Companies, Inc.	766,145	$ 17,644,319
Omnicom Group, Inc.	375,027	27,253,212
		$ 44,897,531
Brokerage & Asset Managers – 3.1%
BlackRock, Inc.	50,633	$ 27,428,909
Franklin Resources, Inc.	202,167	7,011,151
NASDAQ, Inc.	287,780	24,812,392
T. Rowe Price Group, Inc.	107,371	11,592,847
		$ 70,845,299
Business Services – 6.4%
Accenture PLC, “A”	421,666	$ 64,725,731
Amdocs Ltd.	85,745	5,720,906
Cognizant Technology Solutions Corp., “A”	93,320	7,512,260
DXC Technology Co.	121,890	12,253,602
Equifax, Inc.	104,142	12,268,969
Fidelity National Information Services, Inc.	250,914	24,163,018
Fiserv, Inc. (a)	250,838	17,887,258
		$ 144,531,744
Cable TV – 1.7%
Comcast Corp., “A”	1,119,445	$ 38,251,436
Chemicals – 4.0%
3M Co.	132,490	$ 29,084,205
DowDuPont, Inc.	136,537	8,698,772
Monsanto Co.	73,163	8,537,391
PPG Industries, Inc.	390,649	43,596,428
		$ 89,916,796
Computer Software - Systems – 0.3%
International Business Machines Corp.	43,402	$ 6,659,169
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Sherwin-Williams Co.	50,081	$ 19,637,762
Stanley Black & Decker, Inc.	88,661	13,582,865
		$ 33,220,627
Consumer Products – 1.8%
Coty, Inc., “A”	470,405	$ 8,608,411
Kimberly-Clark Corp.	42,297	4,658,169
Newell Brands, Inc.	226,723	5,776,902
Procter & Gamble Co.	124,588	9,877,337
Reckitt Benckiser Group PLC	136,896	11,589,213
		$ 40,510,032
Containers – 0.4%
Crown Holdings, Inc. (a)	180,776	$ 9,174,382
Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	115,849	$ 4,395,311
Johnson Controls International PLC	1,114,857	39,287,561
		$ 43,682,872
Electronics – 1.7%
Analog Devices, Inc.	66,405	$ 6,051,488
Texas Instruments, Inc.	321,750	33,426,607
		$ 39,478,095
Energy - Independent – 1.8%
EOG Resources, Inc.	233,006	$ 24,528,541
Occidental Petroleum Corp.	245,784	15,966,129
		$ 40,494,670
Energy - Integrated – 1.7%
Chevron Corp.	171,422	$ 19,548,965
Exxon Mobil Corp.	247,902	18,495,968
		$ 38,044,933
Entertainment – 0.2%
Time Warner, Inc.	43,876	$ 4,149,792
Food & Beverages – 4.7%
Archer Daniels Midland Co.	301,725	$ 13,085,813
Danone S.A.	135,343	10,946,198
General Mills, Inc.	552,263	24,884,971
J.M. Smucker Co.	84,306	10,454,787
Nestle S.A.	442,122	34,972,035
PepsiCo, Inc.	102,214	11,156,658
		$ 105,500,462
Health Maintenance Organizations – 0.9%
Cigna Corp.	120,713	$ 20,248,399
Insurance – 7.5%
Aon PLC	297,176	$ 41,702,708
Chubb Ltd.	307,805	42,098,490
MetLife, Inc.	575,391	26,404,693
Prudential Financial, Inc.	127,397	13,191,959
Travelers Cos., Inc.	338,042	46,940,512
		$ 170,338,362

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	49,243	$ 4,151,185
Machinery & Tools – 2.5%
Eaton Corp. PLC	287,250	$ 22,954,147
Illinois Tool Works, Inc.	133,148	20,858,966
Ingersoll-Rand Co. Ltd., “A”	145,806	12,467,871
		$ 56,280,984
Major Banks – 14.3%
Bank of New York Mellon Corp.	490,884	$ 25,295,253
Goldman Sachs Group, Inc.	233,019	58,688,165
JPMorgan Chase & Co.	999,418	109,905,997
PNC Financial Services Group, Inc.	244,670	37,003,891
State Street Corp.	224,388	22,378,215
Wells Fargo & Co.	1,347,383	70,616,343
		$ 323,887,864
Medical & Health Technology & Services – 1.4%
CVS Health Corp.	55,576	$ 3,457,383
Express Scripts Holding Co. (a)	170,296	11,764,048
McKesson Corp.	110,322	15,541,060
		$ 30,762,491
Medical Equipment – 6.4%
Abbott Laboratories	505,066	$ 30,263,555
Danaher Corp.	311,030	30,452,947
Medtronic PLC	648,557	52,027,243
Thermo Fisher Scientific, Inc.	156,215	32,252,149
		$ 144,995,894
Oil Services – 1.7%
Schlumberger Ltd.	583,917	$ 37,826,143
Other Banks & Diversified Financials – 5.4%
American Express Co.	255,734	$ 23,854,868
Citigroup, Inc.	743,255	50,169,712
U.S. Bancorp	971,596	49,065,598
		$ 123,090,178
Pharmaceuticals – 6.8%
Johnson & Johnson	600,089	$ 76,901,405
Merck & Co., Inc.	325,344	17,721,488
Novartis AG	66,253	5,354,296
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	1,395,355	$ 49,521,149
Roche Holding AG	18,833	4,316,224
		$ 153,814,562
Printing & Publishing – 0.7%
Moody's Corp.	101,938	$ 16,442,599
Railroad & Shipping – 1.6%
Canadian National Railway Co.	160,523	$ 11,739,047
Union Pacific Corp.	176,567	23,735,902
		$ 35,474,949
Real Estate – 0.4%
Public Storage, Inc., REIT	41,395	$ 8,295,144
Telephone Services – 0.8%
Verizon Communications, Inc.	361,851	$ 17,303,715
Tobacco – 3.8%
Altria Group, Inc.	293,660	$ 18,300,891
Philip Morris International, Inc.	688,463	68,433,222
		$ 86,734,113
Trucking – 0.5%
United Parcel Service, Inc., “B”	118,347	$ 12,386,197
Utilities - Electric Power – 2.6%
Duke Energy Corp.	468,028	$ 36,258,129
Southern Co.	310,606	13,871,664
Xcel Energy, Inc.	199,597	9,077,672
		$ 59,207,465
Total Common Stocks		$2,236,119,817
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.71% (v)	23,460,543	$ 23,458,197
Other Assets, Less Liabilities – 0.2%		4,718,204
Net Assets – 100.0%		$2,264,296,218

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,458,197 and $2,236,119,817, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,236,119,817	$—	$—	$2,236,119,817
Mutual Funds	23,458,197	—	—	23,458,197
Total	$2,259,578,014	$—	$—	$2,259,578,014
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $25,933,878 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
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Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,210,625	88,222,729	(79,972,811)	23,460,543
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(903)	$517	$—	$82,548	$23,458,197
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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.